UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 21598 )

Exact name of registrant as specified in charter: Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: August 1, 2005—January 31, 2006

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

1|31|06

Semiannual Report

PUTNAM INVESTMENTS

PUTNAM RETIREMENT READY FUNDS
invest in a mix of Putnam funds to help
weather changing market environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing what’s right for investors

We have below-average expenses and stringent investor protections, and provide a wealth of information about the Putnam funds.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam RetirementReady® Funds

1| 31| 06 Semiannual Report

Message from the Trustees	2
About the fund	4
Report from the fund managers	7
Performance	12
Expenses	20
Your fund’s management	23
Terms and definitions	24
Trustee approval of management contract	26
Other information for shareholders	30
Financial statements	31
Brokerage commissions	100

Message from the Trustees

Dear Fellow Shareholder

The performance of U.S. financial markets in the early weeks of 2006 suggests that investors remain generally optimistic this year. Stocks have advanced briskly while bonds have remained subdued. We consider these results typical of an expanding economy capable of generating both profits and inflation. As is often the case, the fundamental data painted a more conflicted picture than the market’s movements. In the final months of 2005, the economic growth rate slipped to a low level of 1.1%, according to initial estimates. Nevertheless, labor market conditions have strengthened, and energy prices, though elevated, did not spike in the winter months, thanks in part to mild winter weather in many regions of the country. Inflationary pressures remain contained, to borrow the terminology of the U.S. Federal Reserve Board (the Fed). At its January 31 meeting, marking the end of former Chairman Alan Greenspan’s 18 years of service, the Fed again raised interest rates, but hinted that the end of this tightening cycle might not be far away. Whatever the course the economy and monetary policy take in coming months, in our view it is fortunate that the Fed’s new Chairman, Ben Bernanke, like his predecessor, regards the Fed’s role in pursuing both price stability and economic growth as essential to encouraging investment.

Although there is no guarantee a fund will achieve its objectives, we believe that the professional research, diversification, and active management that mutual funds provide continue to make them an intelligent choice for investors. We want you to know that Putnam Investments, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on delivering consistent, dependable, superior investment performance over time.

In the following pages, members of your fund’s management team discuss the fund’s performance and strategies, and their outlook for the months ahead. We thank you for your support of the Putnam funds.

Putnam RetirementReady Funds: offering one-step diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to monitor your retirement investments. Using a mix of investments can help you reduce risk and increase your exposure to opportunities in different markets — but it adds to the challenge of keeping your portfolio on track. Putnam RetirementReady Funds provide a one-step approach to investment diversification that gradually shifts toward a more conservative strategy to keep your risk exposure appropriate to your investment time horizon.

Each RetirementReady Fund invests in a combination of Putnam mutual funds to provide you with exposure to a variety of asset classes and investment styles. The RetirementReady Funds also have different target dates, indicating when investors expect to retire or otherwise begin withdrawing assets. The funds focus more heavily on aggressive, higher-risk investments when their target dates are far off, and emphasize more conservative, lower-risk investments when their target dates are near. Each fund’s asset allocation generally changes annually to become more conservative over time. The RetirementReady Maturity Fund, which focuses primarily on bonds and money market instruments, is designed for investors who are already retired or who expect to use the invested assets in the near future.

While diversification can help protect your returns from excessive volatility, it can’t protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets — typically in retirement — you can get the advantages of diversification and pursue maximum returns while seeking to maintain a level of risk you are comfortable with — all in one convenient investment.

The funds invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The funds invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives in some funds involves special risks and may result in losses.The funds also have a signifi-cant portion of their assets in bonds. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Putnam RetirementReady Funds (with the exception of the Maturity Fund) seek to provide a combination of capital appreciation and current income. The further away the fund’s target date, the greater the emphasis on capital appreciation; the closer the target date, the more emphasis is placed on current income. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and this objective remains constant over time.

Performance
Total return for class A shares for periods ended 1/31/06

	2050 Fund		2045 Fund		2040 Fund		2035 Fund		2030 Fund
	NAV	POP	NAV	POP	NAV	POP	NAV	POP	NAV	POP

Life of fund*	17.56%	11.38%	22.13%	15.72%	21.71%	15.31%	20.47%	14.14%	19.35%	13.09%
Annual average	—	—	17.26	12.33	16.94	12.02	15.99	11.11	15.13	10.30

1 year	—	—	14.94	8.91	14.67	8.64	13.84	7.86	13.10	7.17

6 months	8.13	2.46	8.54	2.84	8.30	2.63	7.79	2.13	7.39	1.76

	2025 Fund		2020 Fund		2015 Fund		2010 Fund		Maturity Fund
	NAV	POP	NAV	POP	NAV	POP	NAV	POP	NAV	POP

Life of fund*	18.15%	11.95%	15.68%	9.61%	12.78%	6.86%	8.60%	2.89%	6.27%	0.68%
Annual average	14.21	9.41	12.30	7.58	10.05	5.43	6.79	2.29	4.97	0.54

1 year	12.32	6.43	10.67	4.86	8.78	3.07	5.97	0.42	4.46	–1.01

6 months	6.90	1.29	5.73	0.18	4.53	–0.96	2.89	–2.52	2.04	–3.32

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 5.25% . For the most recent month-end performance, visit www.putnam.com. For a portion of the period, these funds limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply.

* With the exception of the 2050 Fund (inception: 5/2/05) the inception date of all share classes of the RetirementReady Funds is 11/1/04.

Report from the fund managers

The period in review

In 2005, financial markets continued to trend away from U.S. dominance and move toward a more balanced global economy. Europe, Japan, China, India, and emerging markets all contributed significantly to demand for goods and services, and spurred economic growth worldwide. The U.S. Federal Reserve Board (the Fed) maintained its tightening policy throughout 2005 and raised the federal funds rate once again in January 2006. Other central banks did not raise rates as consistently. As a result, U.S. interest rates became more attractive in a global context. This helped explain the surprising strength of the U.S. dollar versus other currencies, and created a tailwind for financial and monetary conditions outside the United States. The asymmetry of monetary policies around the world reinforced the evolution toward a balanced global economy. All asset classes had positive returns for the period, but investors with the most broadly diversified portfolios were in the best position to reap the market’s gains.

Market overview: Equities

In a global context, U.S. stocks finished in the middle of the pack for the semi-annual period. Overall, Putnam Management believes U.S. stock valuations are more attractive than they were at the beginning of the period. Investing styles seemed to have little impact on results, as growth and value stocks performed quite similarly in every capitalization range. Small-capitalization stocks had been leading the market for an extended period, but mid-cap stocks edged ahead in 2005, and as 2006 began, Putnam Management believed that large-cap stocks were poised to move into a more dominant position. The real story was not about style or capitalization, but sectors. Energy outpaced all other sectors. Robust economic growth in China, India, and emerging markets created heavy demand for natural resources. Energy companies realized huge earnings and profits, and energy stocks appreciated accordingly. The utilities sector also benefited from this trend.

Stocks in international markets were far and away the best-performing asset class in 2005, even after factoring in the weakness of foreign currencies versus the U.S. dollar. They appear to be on track to outperform in 2006. Economic growth outside of the United States outpaced domestic growth as most markets reflected the surprising strength of both the European and Japanese economies. Japan is benefiting from the tremendous growth in China and emerging markets in Asia. Its geographical proximity to these countries is a boon to Japanese prosperity.

Market overview: Fixed Income

The strength and resilience of the U.S. economy helped lift yields on long-term bonds, but not enough to keep pace with the consistent rise in short-term yields, which was the result of the Fed’s tightening policy. As a result, the yield curve, which graphically illustrates the difference in yields of bonds along the maturity spectrum, flattened. This meant that the incremental reward to investors for accepting the risk of borrowing longer-term was diminished to near zero. This trend kept U.S. bond market returns subdued and no particular sector offered standout performance. We believe that a flat yield curve is indicative of a constrained liquidity environment. In our view, this may

Market sector performance
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/06.

Equities
S&P 500 Index (broad stock market)	4.68%

MSCI EAFE Index (international stocks)	18.31%

Russell 1000 Index (large-company stocks)	5.04%

Russell 2000 Index (small-company stocks)	8.50%

Bonds
Lehman Aggregate Bond Index (broad bond market)	0.84%

Lehman Credit Index (corporate bonds)	0.29%

JP Morgan Developed High Yield Index (high-yield corporate bonds)	1.62%

not bode well for investment-grade corporate bonds going forward.

Foreign bond markets outperformed U.S. bonds. Most of that outperformance occurred during the first half of 2005. Falling interest rates in Japan and Germany lifted bond prices, while in regions with more stable interest rates, low inflation and higher yields attracted investors. Currency exchange rates made a difference for bond investors. The U.S. dollar appreciated significantly versus other currencies and eroded some of the value of unhedged foreign bonds.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of greater price fluctuations. The use of derivatives in some funds involves special risks and may result in losses. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds.

The outlook for your fund
The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team’s plans for responding to them.

Putnam Management believes that international stocks remain more attractively valued than domestic stocks, and the factors that would lead to economic outperformance abroad are still intact. However, because foreign stocks appreciated so strongly in 2005, they are no longer favored to the same extent. Also, the European Central Bank (ECB) began to raise short-term interest rates in late 2005, finally joining the U.S. in assuming a tightening stance. As a result, the greater liquidity that has been an advantage for European markets may become less prominent in 2006.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Composition of the funds’

Underlying investments

Each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of midsize and large U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsize and large companies, although it can invest in companies of any size.

The Putnam Fund for Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are stocks that Putnam believes are currently undervalued by the market. The fund’s management team looks for companies undergoing positive change. If the team is correct and other investors recognize the value of the company, the price of the stock may rise.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small and midsize U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company.

The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in emerging markets.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”), and have intermediate-to long-term maturities (three years or longer).

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/06
Percentages based on market value. Portfolio composition will vary over time.
Due to rounding, percentages may not equal 100%.

	The Putnam	Putnam Capital	Putnam	Putnam	Putnam	Putnam
	Fund for Growth	Opportunities	International	Voyager	Income	Money Market
RetirementReady Fund	and Income	Fund	Equity Fund	Fund	Fund	Fund

2050 Fund	23.5%	15.1%	30.5%	23.6%	3.6%	3.7%

2045 Fund	24.5%	15.5%	30.7%	24.4%	3.9%	0.9%

2040 Fund	23.6%	14.5%	29.7%	23.5%	5.8%	2.9%

2035 Fund	23.6%	13.5%	26.7%	22.6%	9.7%	3.9%

2030 Fund	21.7%	12.5%	25.8%	21.6%	13.6%	4.8%

2025 Fund	20.8%	11.5%	23.8%	20.7%	15.6%	7.8%

2020 Fund	19.9%	10.5%	16.6%	19.8%	23.5%	9.8%

2015 Fund	17.0%	10.5%	9.4%	16.9%	30.4%	15.8%

2010 Fund	12.1%	6.4%	3.2%	12.0%	40.6%	25.8%

Maturity Fund	10.1%	5.3%	—	10.0%	44.6%	29.9%

Your fund’s performance

This section shows your fund’s performance during the first half of its fiscal year, which ended January 31, 2006. In accordance with regulatory requirements for mutual funds, we also include performance for the most recent calendar quarter-end. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance
Total return for periods ended 1/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*
Life of fund	17.56%	11.38%	16.90%	11.90%	16.90%	15.90%	17.10%	13.30%	17.33%	17.78%

6 months	8.13	2.46	7.74	2.74	7.74	6.74	7.87	4.37	8.00	8.29

2045 Fund†
Life of fund	22.13	15.72	20.98	16.98	20.98	20.98	21.37	17.43	21.77	22.50
Annual average	17.26	12.33	16.38	13.30	16.38	16.38	16.68	13.66	16.99	17.54

1 year	14.94	8.91	14.08	9.07	14.08	13.08	14.37	10.66	14.67	15.22

6 months	8.54	2.84	8.15	3.15	8.13	7.13	8.28	4.76	8.41	8.67

2040 Fund†
Life of fund	21.71	15.31	20.57	16.57	20.58	20.58	20.94	17.01	21.37	22.09
Annual average	16.94	12.02	16.07	12.99	16.08	16.08	16.35	13.33	16.68	17.23

1 year	14.67	8.64	13.81	8.81	13.83	12.83	14.10	10.40	14.43	14.96

6 months	8.30	2.63	7.89	2.89	7.89	6.89	8.03	4.52	8.18	8.46

2035 Fund
Life of fund	20.47	14.14	19.35	15.35	19.35	19.35	19.71	15.82	19.97	20.84
Annual average	15.99	11.11	15.13	12.05	15.13	15.13	15.41	12.41	15.61	16.28

1 year	13.84	7.86	12.99	7.99	12.99	11.99	13.25	9.57	13.44	14.11

6 months	7.79	2.13	7.38	2.38	7.38	6.38	7.51	4.01	7.53	7.93

2030 Fund
Life of fund	19.35	13.09	18.23	14.23	18.22	18.22	18.60	14.74	18.96	19.70
Annual average	15.13	10.30	14.27	11.18	14.26	14.26	14.56	11.58	14.83	15.40

1 year	13.10	7.17	12.26	7.26	12.25	11.25	12.55	8.88	12.80	13.39

6 months	7.39	1.76	6.96	1.96	6.96	5.96	7.10	3.61	7.21	7.51

Fund performance (Continued)
Total return for periods ended 1/31/06

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2025 Fund
Life of fund	18.15%	11.95%	17.05%	13.05%	17.03%	17.03%	17.41%	13.60%	17.79%	18.51%
Annual average	14.21	9.41	13.36	10.26	13.35	13.35	13.64	10.69	13.93	14.49

1 year	12.32	6.43	11.48	6.48	11.46	10.46	11.76	8.12	12.04	12.60

6 months	6.90	1.29	6.50	1.50	6.50	5.50	6.62	3.16	6.78	7.04

2020 Fund
Life of fund	15.68	9.61	14.59	10.59	14.57	14.57	14.96	11.22	15.40	16.04
Annual average	12.30	7.58	11.46	8.35	11.45	11.45	11.75	8.84	12.08	12.58

1 year	10.67	4.86	9.85	4.85	9.83	8.83	10.13	6.55	10.48	10.96

6 months	5.73	0.18	5.33	0.33	5.32	4.31	5.48	2.03	5.62	5.87

2015 Fund
Life of fund	12.78	6.86	11.75	7.75	11.74	11.74	12.10	8.46	12.51	13.14
Annual average	10.05	5.43	9.25	6.12	9.25	9.25	9.52	6.68	9.84	10.34

1 year	8.78	3.07	7.96	2.96	7.95	6.95	8.22	4.71	8.55	9.05

6 months	4.53	–0.96	4.15	–0.77	4.12	3.13	4.26	0.87	4.42	4.66

2010 Fund
Life of fund	8.60	2.89	7.61	3.61	7.61	7.61	7.96	4.46	8.33	8.95
Annual average	6.79	2.29	6.01	2.86	6.02	6.02	6.29	3.53	6.58	7.07

1 year	5.97	0.42	5.19	0.19	5.21	4.21	5.49	2.06	5.78	6.25

6 months	2.89	–2.52	2.50	–2.45	2.51	1.52	2.64	–0.70	2.78	3.01

Maturity Fund
Life of fund	6.27	0.68	5.27	1.27	5.32	5.32	5.61	2.16	5.96	6.59
Annual average	4.97	0.54	4.18	1.01	4.21	4.21	4.44	1.72	4.72	5.22

1 year	4.46	–1.01	3.70	–1.30	3.72	2.72	3.94	0.55	4.22	4.71

6 months	2.04	–3.32	1.66	–3.29	1.67	0.68	1.77	–1.53	1.91	2.16

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.25% and 3.25%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the period, these funds limited expenses, without which returns would have been lower. A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns
For periods ended 1/31/06

	S&P 500	Lehman Aggregate
	Index	Bond Index

Life of fund*	15.86%	2.55%
Annual average	12.50	2.04

1 year	10.38	1.80

6 months	4.68	0.84

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund (inception: 5/2/05).

Fund price and distribution information

For the six-month period ended 1/31/06

	Class A		Class B	Class C	Class M		Class R	Class Y

2050 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$0.803		$0.524	$0.504	$0.591		$0.665	$0.842

Capital gains

Long-term	—		—	—	—		—	—

Short-term	0.931		0.931	0.931	0.931		0.931	0.931

Total	$1.734		$1.455	$1.435	$1.522		$1.596	$1.773

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$54.36	$57.37	$54.25	$54.25	$54.28	$56.10	$54.32	$54.38

1/31/06	57.00	60.16	56.96	56.98	56.99	58.90	57.03	57.07

	Class A		Class B	Class C	Class M		Class R†	Class Y

2045 Fund
Distributions*
(number)	1		1	1	1		—	1

Income	$1.200		$0.910	$0.630	$0.807		—	$1.329

Capital gains

Long-term	—		—	—	—		—	—

Short-term	2.516		2.516	2.516	2.516		—	2.516

Total	$3.716		$3.426	$3.146	$3.323		—	$3.845

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$70.75	$74.67	$68.83	$68.84	$68.94	$71.26	$69.06	$76.88

1/31/06	72.98	77.02	70.92	71.21	71.24	73.63	74.46	79.60

Fund price and distribution information (Continued)
For the six-month period ended 1/31/06

	Class A		Class B	Class C	Class M		Class R†	Class Y

2040 Fund
Distributions*
(number)	1		1	1	1		—	1

Income	$1.179		$0.798	$0.643	$0.834		—	$1.312

Capital gains

Long-term	—		—	—	—		—	—

Short-term	2.686		2.686	2.686	2.686		—	2.686

Total	$3.865		$3.484	$3.329	$3.520		—	$3.998

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$70.81	$74.73	$68.82	$68.83	$68.88	$71.19	$69.04	$76.67

1/31/06	72.73	76.76	70.68	70.85	70.80	73.18	74.28	79.05

	Class A		Class B	Class C	Class M		Class R	Class Y

2035 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$1.250		$1.081	$0.734	$0.970		—	$1.389

Capital gains

Long-term	0.017		0.017	0.017	0.017		0.017	0.017

Short-term	2.628		2.628	2.628	2.628		2.628	2.628

Total	$3.895		$3.726	$3.379	$3.615		$2.645	$4.034

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$69.50	$73.35	$67.35	$67.41	$67.47	$69.74	$67.61	$75.37

1/31/06	70.93	74.86	68.51	68.93	68.84	71.15	69.99	77.22

	Class A		Class B	Class C	Class M		Class R	Class Y

2030 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$1.279		$0.976	$1.097	$1.052		$1.334	$1.416

Capital gains

Long-term	0.023		0.023	0.023	0.023		0.023	0.023

Short-term	2.346		2.346	2.346	2.346		2.346	2.346

Total	$3.648		$3.345	$3.466	$3.421		$3.703	$3.785

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$68.65	$72.45	$67.07	$67.06	$67.14	$69.40	$67.27	$73.90

1/31/06	69.99	73.87	68.32	68.19	68.41	70.71	68.34	75.58

Fund price and distribution information (Continued)
For the six-month period ended 1/31/06

	Class A		Class B	Class C	Class M		Class R	Class Y

2025 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$1.362		$1.087	$0.981	$1.103		$1.290	$1.511

Capital gains

Long-term	0.003		0.003	0.003	0.003		0.003	0.003

Short-term	2.335		2.335	2.335	2.335		2.335	2.335

Total	$3.700		$3.425	$3.319	$3.441		$3.628	$3.849

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$72.26	$76.26	$69.94	$70.00	$70.06	$72.41	$70.21	$72.50

1/31/06	73.47	77.54	70.99	71.16	71.19	73.58	71.27	73.67

	Class A		Class B	Class C	Class M		Class R	Class Y

2020 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$1.323		$1.089	$0.990	$1.142		$1.424	$1.457

Capital gains

Long-term	0.004		0.004	0.004	0.004		0.004	0.004

Short-term	1.717		1.717	1.717	1.717		1.717	1.717

Total	$3.044		$2.810	$2.711	$2.863		$3.145	$3.178

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$66.06	$69.72	$64.94	$64.97	$65.05	$67.24	$65.23	$70.54

1/31/06	66.75	70.45	65.55	65.67	65.70	67.91	65.70	71.45

	Class A		Class B	Class C	Class M		Class R	Class Y

2015 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$1.602		$1.398	$1.392	$1.390		$1.686	$1.750

Capital gains

Long-term	0.003		0.003	0.003	0.003		0.003	0.003

Short-term	2.430		2.430	2.430	2.430		2.430	2.430

Total	$4.035		$3.831	$3.825	$3.823		$4.119	$4.183

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$67.28	$71.01	$66.27	$66.25	$66.38	$68.61	$66.54	$67.48

1/31/06	66.24	69.91	65.14	65.11	65.34	67.53	65.31	66.39

Fund price and distribution information (Continued)
For the six-month period ended 1/31/06

	Class A		Class B	Class C	Class M		Class R	Class Y

2010 Fund
Distributions*
(number)	1		1	1	1		1	1

Income	$1.520		$1.045	$1.346	$1.446		$1.600	$1.651

Capital gains

Long-term	0.015		0.015	0.015	0.015		0.015	0.015

Short-term	1.000		1.000	1.000	1.000		1.000	1.000

Total	$2.535		$2.060	$2.361	$2.461		$2.615	$2.666

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$59.72	$63.03	$58.59	$58.62	$58.73	$60.70	$58.83	$62.35

1/31/06	58.89	62.15	57.98	57.71	57.80	59.74	57.83	61.54

	Class A		Class B	Class C	Class M		Class R	Class Y

Maturity Fund
Distributions*
(number)	6		6	6	6		6	6

Income	$0.971		$0.749	$0.750	$0.826		$0.897	$1.043

Capital gains

Long-term	—		—	—	—		—	—

Short-term	0.749		0.749	0.749	0.749		0.749	0.749

Total	$1.720		$1.498	$1.499	$1.575		$1.646	$1.792

Share value:	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV
7/31/05	$57.51	$60.70	$57.54	$57.56	$57.54	$59.47	$57.56	$57.65

1/31/06	56.95	60.11	56.99	57.01	56.97	58.88	57.00	57.08

* Dividend sources are estimated and may vary based on final tax calculations after the fund’s fiscal year-end.

† No class R shares were outstanding on the applicable distribution record date.

Fund performance for most recent calendar quarter
Total return for periods ended 12/31/05

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*
Life of fund	13.47%	7.52%	12.90%	7.90%	12.90%	11.90%	13.07%	9.40%	13.26%	13.65%

6 months	8.42	2.73	8.00	3.00	8.00	7.00	8.12	4.60	8.23	8.55

2045 Fund†
Life of fund	17.67	11.50	16.64	12.64	16.65	16.65	16.99	13.20	17.34	18.02
Annual average	14.90	9.73	14.04	10.69	14.04	14.04	14.33	11.16	14.62	15.18

1 year	8.04	2.37	7.21	2.21	7.22	6.22	7.48	3.99	7.76	8.30

6 months	8.61	2.90	8.21	3.21	8.20	7.20	8.35	4.83	8.46	8.76

2040 Fund†
Life of fund	17.47	11.30	16.46	12.46	16.46	16.46	16.79	13.00	17.14	17.81
Annual average	14.73	9.57	13.88	10.53	13.88	13.88	14.16	10.99	14.45	15.01

1 year	7.98	2.30	7.17	2.17	7.18	6.18	7.44	3.94	7.70	8.24

6 months	8.53	2.83	8.11	3.11	8.10	7.10	8.25	4.73	8.37	8.65

2035 Fund
Life of fund	16.58	10.46	15.57	11.57	15.58	15.58	15.90	12.13	16.11	16.91
Annual average	13.98	8.85	13.14	9.79	13.15	13.15	13.41	10.26	13.59	14.26

1 year	7.61	1.97	6.81	1.81	6.84	5.84	7.07	3.59	7.22	7.89

6 months	8.04	2.36	7.64	2.64	7.64	6.64	7.76	4.26	7.76	8.19

2030 Fund
Life of fund	15.69	9.62	14.68	10.68	14.68	14.68	15.01	11.27	15.34	16.01
Annual average	13.24	8.15	12.40	9.04	12.40	12.40	12.68	9.54	12.95	13.51

1 year	7.28	1.65	6.48	1.48	6.48	5.48	6.73	3.27	6.99	7.54

6 months	7.55	1.90	7.13	2.13	7.15	6.15	7.28	3.79	7.38	7.68

2025 Fund
Life of fund	14.78	8.75	13.77	9.77	13.77	13.77	14.12	10.41	14.45	15.10
Annual average	12.48	7.42	11.63	8.28	11.64	11.64	11.92	8.81	12.20	12.75

1 year	6.92	1.31	6.12	1.12	6.12	5.12	6.39	2.93	6.65	7.18

6 months	7.07	1.46	6.65	1.65	6.67	5.67	6.80	3.34	6.94	7.20

2020 Fund
Life of fund	12.96	7.03	11.97	7.97	11.98	11.98	12.30	8.64	12.73	13.29
Annual average	10.95	5.97	10.12	6.76	10.13	10.13	10.41	7.33	10.76	11.23

1 year	6.19	0.61	5.39	0.39	5.39	4.39	5.65	2.21	6.01	6.45

6 months	6.05	0.49	5.64	0.64	5.65	4.65	5.78	2.34	5.96	6.18

Fund performance for most recent calendar quarter (Continued)
Total return for periods ended 12/31/05

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2015 Fund
Life of fund	10.69%	4.87%	9.74%	5.74%	9.75%	9.75%	10.07%	6.50%	10.44%	11.03%
Annual average	9.05	4.14	8.25	4.88	8.26	8.26	8.53	5.52	8.84	9.34

1 year	5.30	–0.23	4.50	–0.43	4.51	3.52	4.76	1.35	5.06	5.57

6 months	4.78	–0.72	4.39	–0.54	4.39	3.41	4.52	1.13	4.65	4.93

2010 Fund
Life of fund	7.44	1.79	6.51	2.51	6.51	6.51	6.84	3.37	7.19	7.75
Annual average	6.31	1.52	5.53	2.14	5.53	5.53	5.81	2.87	6.10	6.57

1 year	4.07	–1.40	3.29	–1.70	3.28	2.29	3.56	0.20	3.87	4.31

6 months	3.04	–2.36	2.65	–2.31	2.65	1.66	2.79	–0.55	2.94	3.16

Maturity Fund
Life of fund	5.44	–0.11	4.52	0.52	4.55	4.55	4.84	1.42	5.17	5.76
Annual average	4.63	–0.09	3.85	0.45	3.87	3.87	4.12	1.21	4.39	4.89

1 year	3.25	–2.17	2.50	–2.47	2.51	1.52	2.77	–0.57	3.03	3.54

6 months	1.95	–3.41	1.57	–3.37	1.57	0.58	1.70	–1.61	1.84	2.08

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the RetirementReady Funds invest. For more information, see your fund’s prospectus or talk to your financial advisor.

Review your fund’s expenses

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from August 1, 2005, to January 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund
Expenses paid per $1,000*	$ 1.84	$ 5.76	$ 5.76	$ 4.45	$ 3.15	$ 0.53

Ending value (after expenses)	$1,081.30	$1,077.40	$1,077.40	$1,078.70	$1,080.00	$1,082.90

2045 Fund
Expenses paid per $1,000*	$ 1.84	$ 5.77	$ 5.77	$ 4.46	$ 3.14	$ 0.53

Ending value (after expenses)	$1,085.40	$1,081.50	$1,081.30	$1,082.80	$1,078.20	$1,086.70

2040 Fund
Expenses paid per $1,000*	$ 1.84	$ 5.76	$ 5.76	$ 4.46	$ 3.14	$ 0.53

Ending value (after expenses)	$1,083.00	$1,078.90	$1,078.90	$1,080.30	$1,075.90	$1,084.60

2035 Fund
Expenses paid per $1,000*	$ 1.83	$ 5.75	$ 5.75	$ 4.45	$ 3.14	$ 0.52

Ending value (after expenses)	$1,077.90	$1,073.80	$1,073.80	$1,075.10	$1,075.30	$1,079.30

2030 Fund
Expenses paid per $1,000*	$ 1.83	$ 5.74	$ 5.74	$ 4.44	$ 3.13	$ 0.52

Ending value (after expenses)	$1,073.90	$1,069.60	$1,069.60	$1,071.00	$1,072.10	$1,075.10

2025 Fund
Expenses paid per $1,000*	$ 1.83	$ 5.73	$ 5.73	$ 4.43	$ 3.13	$ 0.52

Ending value (after expenses)	$1,069.00	$1,065.00	$1,065.00	$1,066.20	$1,067.80	$1,070.40

2020 Fund
Expenses paid per $1,000*	$ 1.81	$ 5.69	$ 5.69	$ 4.40	$ 3.11	$ 0.52

Ending value (after expenses)	$1,057.30	$1,053.30	$1,053.20	$1,054.80	$1,056.20	$1,058.70

Review your fund’s expenses (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2015 Fund
Expenses paid per $1,000*	$ 1.80	$ 5.66	$ 5.66	$ 4.38	$ 3.09	$ 0.52

Ending value (after expenses)	$1,045.30	$1,041.50	$1,041.20	$1,042.60	$1,044.20	$1,046.60

2010 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.61	$ 5.61	$ 4.34	$ 3.07	$ 0.51

Ending value (after expenses)	$1,028.90	$1,025.00	$1,025.10	$1,026.40	$1,027.80	$1,030.10

Maturity Fund
Expenses paid per $1,000*	$ 1.78	$ 5.59	$ 5.59	$ 4.32	$ 3.05	$ 0.51

Ending value (after expenses)	$1,020.40	$1,016.60	$1,016.70	$1,017.70	$1,019.10	$1,021.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/06. The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2045 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2040 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Compare expenses using the SEC’s method (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2035 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2030 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2025 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2020 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2015 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

2010 Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$ 0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Maturity Fund
Expenses paid per $1,000*	$ 1.79	$ 5.60	$ 5.60	$ 4.33	$ 3.06	$0.51

Ending value (after expenses)	$1,023.44	$1,019.66	$1,019.66	$1,020.92	$1,022.18	$1,024.70

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/06. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Your fund’s management

Your fund is managed by the members of the Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader, and Robert Kea and Robert Schoen are Portfolio Members. The Portfolio Leader and Portfolio Members coordinate the team’s management of the fund.

For a complete listing of the members of the Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam’s Individual Investor Web site at www.putnam.com.

Fund manager compensation

The total 2005 fund manager compensation that is attributable to the funds is approximately $310,000. This amount includes a portion of 2005 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2005 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the funds’ fiscal period-end. For personnel who joined Putnam Management during or after 2005, the calculation reflects annualized 2005 compensation or an estimate of 2006 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, a Portfolio Leader of Putnam Income Strategies Fund, and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea and Robert Schoen are also Portfolio Members of the Putnam Asset Allocation Funds: Growth, Balanced, and Conservative Portfolios, as well as Putnam Income Strategies Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Fund ownership

Your fund’s Portfolio Leader and Portfolio Members, as well as the members of Putnam’s Executive Board, each invest in one or more of the six mutual funds that underlie the Putnam RetirementReady Funds.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to eligible purchasers, including eligible defined contribution plans or corporate IRAs.

Comparative indexes

JP Morgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund’s management contract, effective July 1, 2005.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Model fee schedules and categories; total expenses

The Trustees’ review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund’s management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisors. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedules then in effect for the Putnam funds, including fee levels and breakpoints, and the assignment of your fund to a particular fee category under this structure. (“Breakpoints” are reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the fund’s current fee schedule at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each Putnam RetirementReady Fund ranked in the first percentile in management fees and in the first percentile in total expenses (less any applicable 12b-1 fees) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds). (The comparative fee and expense information for each Putnam RetirementReady Fund excludes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady Fund invests.) As a general matter, the Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the management fee currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees examined the existing breakpoint structure of the Putnam funds’ management fees in light of competitive industry practices. The Trustees considered various possible modifications to the Putnam funds’ current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management’s business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the funds’ investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund’s performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment advisor for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund’s investment advisor, subject to the obligation to seek best execution. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee’s recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds’ brokerage to ensure that the principle of “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.

The funds’ portfolios 1/31/06 (Unaudited)

2050 Fund

EQUITY FUNDS* 90.9%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	19,586	$241,289
Putnam Fund for Growth and Income(Class Y)	18,679	376,009
Putnam International Equity Fund (Class Y)	17,415	487,097
Putnam Voyager Fund (Class Y)	20,712	376,754

Total Equity Funds (cost $1,435,258)		$1,481,149

FIXED INCOME FUNDS* 7.2%	Shares	Value
Putnam Income Fund (Class Y)	8,528	$57,908
Putnam Money Market Fund (Class A)	59,169	59,169

Total Fixed Income Funds (cost $117,367)		$117,077

TOTAL INVESTMENTS
Total Investments (cost $1,552,625)		$1,598,226
* Percentages indicated are based on net assets of $1,629,374.

2045 Fund

EQUITY FUNDS* 95.2%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	256,145	$3,155,698
Putnam Fund for Growth and Income(Class Y)	248,085	4,993,951
Putnam International Equity Fund (Class Y)	223,536	6,252,314
Putnam Voyager Fund (Class Y)	273,136	4,968,346

Total Equity Funds (cost $18,279,684)		$19,370,309

FIXED INCOME FUNDS* 4.8%	Shares	Value
Putnam Income Fund (Class Y)	115,899	$786,955
Putnam Money Market Fund (Class A)	191,076	191,076

Total Fixed Income Funds (cost $984,930)		$978,031

TOTAL INVESTMENTS
Total Investments (cost $19,264,614)		$20,348,340
* Percentages indicated are based on net assets of $20,341,148.

The funds’ portfolios 1/31/06 (Unaudited) (Continued)

2040 Fund

EQUITY FUNDS* 91.3%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	317,878	$3,916,251
Putnam Fund for Growth and Income (Class Y)	316,893	6,379,064
Putnam International Equity Fund (Class Y)	287,370	8,037,749
Putnam Voyager Fund (Class Y)	349,021	6,348,698

Total Equity Funds (cost $23,239,049)		$24,681,762

FIXED INCOME FUNDS* 8.7%	Shares	Value
Putnam Income Fund (Class Y)	231,124	$1,569,329
Putnam Money Market Fund (Class A)	778,146	778,146

Total Fixed Income Funds (cost $2,358,415)		$2,347,475

TOTAL INVESTMENTS
Total Investments (cost $25,597,464)		$27,029,237
* Percentages indicated are based on net assets of $27,019,635.

2035 Fund

EQUITY FUNDS* 86.4%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	556,729	$6,858,907
Putnam Fund for Growth and Income(Class Y)	597,429	12,026,252
Putnam International Equity Fund (Class Y)	486,033	13,594,352
Putnam Voyager Fund (Class Y)	630,481	11,468,450

Total Equity Funds (cost $41,332,767)		$43,947,961

FIXED INCOME FUNDS* 13.6%	Shares	Value
Putnam Income Fund (Class Y)	726,321	$4,931,715
Putnam Money Market Fund (Class A)	1,965,929	1,965,928

Total Fixed Income Funds (cost $6,934,230)		$6,897,643

TOTAL INVESTMENTS
Total Investments (cost $48,266,997)		$50,845,604
* Percentages indicated are based on net assets of $50,828,409.

The funds’ portfolios 1/31/06 (Unaudited) (Continued)

2030 Fund

EQUITY FUNDS* 81.6%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	777,999	$9,584,951
Putnam Fund for Growth and Income (Class Y)	828,057	16,668,781
Putnam International Equity Fund (Class Y)	707,553	19,790,252
Putnam Voyager Fund (Class Y)	911,971	16,588,759

Total Equity Funds (cost $58,401,962)		$62,632,743

FIXED INCOME FUNDS* 18.4%	Shares	Value
Putnam Income Fund (Class Y)	1,535,402	$10,425,382
Putnam Money Market Fund (Class A)	3,717,220	3,717,220

Total Fixed Income Funds (cost $14,236,162)		$14,142,602

TOTAL INVESTMENTS
Total Investments (cost $72,638,124)		$76,775,345
* Percentages indicated are based on net assets of $76,748,977.

2025 Fund

EQUITY FUNDS* 76.7%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	1,057,963	$13,034,107
Putnam Fund for Growth and Income(Class Y)	1,172,446	23,601,336
Putnam International Equity Fund (Class Y)	965,673	27,009,883
Putnam Voyager Fund (Class Y)	1,291,212	23,487,158

Total Equity Funds (cost $81,301,727)		$87,132,484

FIXED INCOME FUNDS * 23.3%	Shares	Value
Putnam Income Fund (Class Y)	2,602,911	$17,673,760
Putnam Money Market Fund (Class A)	8,844,618	8,844,618

Total Fixed Income Funds (cost $26,691,357)		$26,518,378

TOTAL INVESTMENTS
Total Investments (cost $107,993,084)		$113,650,862
* Percentages indicated are based on net assets of $113,611,936.

The funds’ portfolios 1/31/06 (Unaudited) (Continued)

2020 Fund

EQUITY FUNDS* 66.7%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	1,221,092	$15,043,849
Putnam Fund for Growth and Income (Class Y)	1,418,935	28,563,157
Putnam International Equity Fund (Class Y)	852,307	23,839,039
Putnam Voyager Fund (Class Y)	1,562,644	28,424,487

Total Equity Funds (cost $90,328,091)		$95,870,532

FIXED INCOME FUNDS* 33.3%	Shares	Value
Putnam Income Fund (Class Y)	4,968,982	$33,739,391
Putnam Money Market Fund (Class A)	14,090,060	14,090,060

Total Fixed Income Funds (cost $48,109,292)		$47,829,451

TOTAL INVESTMENTS
Total Investments (cost $138,437,383)		$143,699,983
* Percentages indicated are based on net assets of $143,654,085.

2015 Fund

EQUITY FUNDS* 53.8%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	1,029,203	$12,679,781
Putnam Fund for Growth and Income(Class Y)	1,015,588	20,443,792
Putnam International Equity Fund (Class Y)	404,314	11,308,668
Putnam Voyager Fund (Class Y)	1,118,514	20,345,770

Total Equity Funds (cost $61,195,160)		$64,778,011

FIXED INCOME FUNDS* 46.2%	Shares	Value
Putnam Income Fund (Class Y)	5,396,079	$36,639,374
Putnam Money Market Fund (Class A)	18,973,936	18,973,936

Total Fixed Income Funds (cost $55,972,859)		$55,613,310

TOTAL INVESTMENTS
Total Investments (cost $117,168,019)		$120,391,321
* Percentages indicated are based on net assets of $120,350,267.

The funds’ portfolios 1/31/06 (Unaudited) (Continued)

2010 Fund

EQUITY FUNDS* 33.6%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	445,222	$ 5,485,134
Putnam Fund for Growth and Income (Class Y)	516,868	10,404,551
Putnam International Equity Fund (Class Y)	97,122	2,716,489
Putnam Voyager Fund (Class Y)	569,272	10,355,072

Total Equity Funds (cost $27,617,889)		$28,961,246

FIXED INCOME FUNDS* 66.4%	Shares	Value
Putnam Income Fund (Class Y)	5,147,863	$34,953,995
Putnam Money Market Fund (Class A)	22,261,219	22,261,219

Total Fixed Income Funds (cost $57,540,608)		$57,215,214

TOTAL INVESTMENTS
Total Investments (cost $85,158,497)		$86,176,460
* Percentages indicated are based on net assets of $86,148,665.

Maturity Fund

EQUITY FUNDS* 25.5%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	195,596	$ 2,409,742
Putnam Fund for Growth and Income(Class Y)	227,199	4,573,508
Putnam International Equity Fund (Class Y)	—	—
Putnam Voyager Fund (Class Y)	250,258	4,552,192

Total Equity Funds (cost $11,131,705)		$11,535,442

FIXED INCOME FUNDS* 74.5%	Shares	Value
Putnam Income Fund (Class Y)	2,977,982	$20,220,494
Putnam Money Market Fund (Class A)	13,538,355	13,538,356

Total Fixed Income Funds (cost $33,987,649)		$33,758,850

TOTAL INVESTMENTS
Total Investments (cost $45,119,354)		$45,294,292
* Percentages indicated are based on net assets of $45,278,284.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/06 (Unaudited)

ASSETS	2050 Fund	2045 Fund
Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$1,598,226	$20,348,340

Interest receivable	179	651

Receivable for shares of the fund sold	11,025	58,583

Receivable for securities sold	3,521	166,700

Unamortized offering costs (Note 1)	18,769	—

Receivable from Manager (Note 2)	13,395	—

Total assets	1,645,115	20,574,274

LIABILITIES
Payable for shares of the fund redeemed	3,521	166,700

Payable for securities purchased	11,198	59,211

Payable for compensation of Manager (Note 2)	109	1,824

Payable for distribution fees (Note 2)	276	2,483

Other accrued expenses	637	2,908

Total liabilities	15,741	233,126

Net assets	$1,629,374	$20,341,148

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$1,554,021	$18,698,500

Undistributed net investment loss (Note 1)	(3,850)	(68,322)

Accumulated net realized gain on investments (Note 1)	33,602	627,244

Net unrealized appreciation of investments	45,601	1,083,726

Total — Representing net assets applicable to capital outstanding	$1,629,374	$20,341,148

(Continued on next page)

Statement of assets and liabilities (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2050 Fund	2045 Fund
Computation of net asset value and offering price Class A
Net Assets	$1,240,028	$11,912,053

Number of shares outstanding	21,755	163,223

Net asset value	$57.00	$72.98

Offering price per class A share (front-end sales charge of 5.25%)	$60.16	$77.02

Computation of net asset value Class B
Net Assets	$49,991	$31,952

Number of shares outstanding	878	451

Net asset value	$56.96	$70.92

Computation of net asset value Class C
Net Assets	$1,169	$9,304

Number of shares outstanding	21	131

Net asset value	$56.98	$71.21

Computation of net asset value Class M
Net Assets	$3,465	$8,051

Number of shares outstanding	61	113

Net asset value	$56.99	$71.24

Offering price per class M share (front-end sales charge of 3.25%)	$58.90	$73.63

Computation of net asset value Class R
Net Assets	$1,173	$1,080

Number of shares outstanding	21	15

Net asset value	$57.03	$74.46

Computation of net asset value Class Y
Net Assets	$333,548	$8,378,708

Number of shares outstanding	5,845	105,255

Net asset value	$57.07	$79.60

Cost of investments (Note 1)	$1,552,625	$19,264,614

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities (Unaudited) (Continued)

ASSETS	2040 Fund	2035 Fund
Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$27,029,237	$50,845,604

Interest receivable	2,587	6,568

Receivable for shares of the fund sold	607,009	313,203

Receivable for securities sold	326,922	496,279

Total assets	27,965,755	51,661,654

LIABILITIES
Payable for shares of the fund redeemed	326,922	496,279

Payable for securities purchased	609,506	319,538

Payable for compensation of Manager (Note 2)	2,353	4,300

Payable for distribution fees (Note 2)	3,418	5,791

Other accrued expenses	3,921	7,337

Total liabilities	946,120	833,245

Net assets	$27,019,635	$50,828,409

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$24,796,864	$46,683,911

Undistributed net investment loss (Note 1)	(73,950)	(132,660)

Accumulated net realized gain on investments (Note 1)	864,948	1,698,551

Net unrealized appreciation of investments	1,431,773	2,578,607

Total — Representing net assets applicable to capital outstanding	$27,019,635	$50,828,409

(Continued on next page)

Statement of assets and liabilities (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2040 Fund	2035 Fund
Computation of net asset value and offering price Class A
Net Assets	$16,743,310	$27,364,645

Number of shares outstanding	230,214	385,817

Net asset value	$72.73	$70.93

Offering price per class A share (front-end sales charge of 5.25%)	$76.76	$74.86

Computation of net asset value Class B
Net Assets	$49,606	$182,138

Number of shares outstanding	702	2,659

Net asset value	$70.68	$68.51

Computation of net asset value Class C
Net Assets	$1,206	$1,194

Number of shares outstanding	17	17

Net asset value	$70.85	$68.93

Computation of net asset value Class M
Net Assets	$12,069	$27,254

Number of shares outstanding	170	396

Net asset value	$70.80	$68.84

Offering price per class M share (front-end sales charge of 3.25%)	$73.18	$71.15

Computation of net asset value Class R
Net Assets	$1,078	$1,518

Number of shares outstanding	15	22

Net asset value	$74.28	$69.99

Computation of net asset value Class Y
Net Assets	$10,212,366	$23,251,660

Number of shares outstanding	129,196	301,117

Net asset value	$79.05	$77.22

Cost of investments (Note 1)	$25,597,464	$48,266,997

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities (Unaudited) (Continued)

ASSETS	2030 Fund	2025 Fund
Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$76,775,345	$113,650,862

Interest receivable	12,784	30,452

Receivable for shares of the fund sold	217,797	247,946

Receivable for securities sold	925,852	1,361,398

Total assets	77,931,778	115,290,658

LIABILITIES
Payable for shares of the fund redeemed	925,852	1,361,398

Payable for securities purchased	230,138	277,343

Payable for compensation of Manager (Note 2)	7,924	12,930

Payable for distribution fees (Note 2)	8,315	12,417

Other accrued expenses	10,572	14,634

Total liabilities	1,182,801	1,678,722

Net assets	$76,748,977	$113,611,936

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$70,298,764	$104,142,756

Undistributed net investment loss (Note 1)	(177,436)	(222,667)

Accumulated net realized gain on investments (Note 1)	2,490,428	4,034,069

Net unrealized appreciation of investments	4,137,221	5,657,778

Total — Representing net assets applicable to capital outstanding	$76,748,977	$113,611,936

(Continued on next page)

Statement of assets and liabilities (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2030 Fund	2025 Fund
Computation of net asset value and offering price Class A
Net Assets	$37,368,787	$56,036,312

Number of shares outstanding	533,948	762,759

Net asset value	$69.99	$73.47

Offering price per class A share (front-end sales charge of 5.25%)	$73.87	$77.54

Computation of net asset value Class B
Net Assets	$293,530	$413,104

Number of shares outstanding	4,296	5,819

Net asset value	$68.32	$70.99

Computation of net asset value Class C
Net Assets	$38,811	$102,145

Number of shares outstanding	569	1,435

Net asset value	$68.19	$71.16

Computation of net asset value Class M
Net Assets	$52,153	$207,339

Number of shares outstanding	762	2,912

Net asset value	$68.41	$71.19

Offering price per class M share (front-end sales charge of 3.25%)	$70.71	$73.58

Computation of net asset value Class R
Net Assets	$47,377	$2,618

Number of shares outstanding	693	37

Net asset value	$68.34	$71.27

Computation of net asset value Class Y
Net Assets	$38,948,319	$56,850,418

Number of shares outstanding	515,309	771,646

Net asset value	$75.58	$73.67

Cost of investments (Note 1)	$72,638,124	$107,993,084

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities (Unaudited) (Continued)

ASSETS	2020 Fund	2015 Fund
Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$143,699,983	$120,391,321

Interest receivable	47,324	65,270

Receivable for shares of the fund sold	1,162,147	232,872

Receivable for securities sold	938,749	1,619,725

Total assets	145,848,203	122,309,188

LIABILITIES
Payable for shares of the fund redeemed	938,748	1,619,725

Payable for securities purchased	1,207,810	295,876

Payable for compensation of Manager (Note 2)	13,412	14,628

Payable for distribution fees (Note 2)	15,643	13,031

Other accrued expenses	18,505	15,661

Total liabilities	2,194,118	1,958,921

Net assets	$143,654,085	$120,350,267

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$134,500,650	$113,684,804

Undistributed net investment loss (Note 1)	(181,740)	(125,772)

Accumulated net realized gain on investments (Note 1)	4,072,575	3,567,933

Net unrealized appreciation of investments	5,262,600	3,223,302

Total — Representing net assets applicable to capital outstanding	$143,654,085	$120,350,267

(Continued on next page)

Statement of assets and liabilities (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2020 Fund	2015 Fund
Computation of net asset value and offering price Class A
Net Assets	$72,610,251	$58,891,487

Number of shares outstanding	1,087,850	889,107

Net asset value	$66.75	$66.24

Offering price per class A share (front-end sales charge of 5.25%)	$70.45	$69.91

Computation of net asset value Class B
Net Assets	$328,262	$275,735

Number of shares outstanding	5,008	4,233

Net asset value	$65.55	$65.14

Computation of net asset value Class C
Net Assets	$102,119	$131,304

Number of shares outstanding	1,555	2,017

Net asset value	$65.67	$65.11

Computation of net asset value Class M
Net Assets	$381,779	$161,135

Number of shares outstanding	5,811	2,466

Net asset value	$65.70	$65.34

Offering price per class M share (front-end sales charge of 3.25%)	$67.91	$67.53

Computation of net asset value Class R
Net Assets	$59,605	$30,710

Number of shares outstanding	907	470

Net asset value	$65.70	$65.31

Computation of net asset value Class Y
Net Assets	$70,172,069	$60,859,896

Number of shares outstanding	982,168	916,752

Net asset value	$71.45	$66.39

Cost of investments (Note 1)	$138,437,383	$117,168,019

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities (Unaudited) (Continued)

ASSETS	2010 Fund	Maturity Fund
Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 6)	$86,176,460	$45,294,292

Interest receivable	76,313	46,183

Receivable for shares of the fund sold	60,603	126,946

Receivable for securities sold	448,458	66,763

Total assets	86,761,834	45,534,184

LIABILITIES
Payable for shares of the fund redeemed	448,458	66,763

Payable for securities purchased	134,276	171,533

Payable for compensation of Manager (Note 2)	9,134	5,522

Payable for distribution fees (Note 2)	9,612	6,409

Other accrued expenses	11,689	5,673

Total liabilities	613,169	255,900

Net assets	$86,148,665	$45,278,284

REPRESENTED BY
Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$83,580,411	$44,720,072

Undistributed net investment income (loss) (Note 1)	16,264	(23,984)

Accumulated net realized gain on investments (Note 1)	1,534,027	407,258

Net unrealized appreciation of investments	1,017,963	174,938

Total — Representing net assets applicable to capital outstanding	$86,148,665	$45,278,284

(Continued on next page)

Statement of assets and liabilities (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2010 Fund	Maturity Fund
Computation of net asset value and offering price Class A
Net Assets	$44,095,793	$30,107,090

Number of shares outstanding	748,746	528,663

Net asset value	$58.89	$56.95

Offering price per class A share (front-end sales charge of 5.25%)	$62.15	$60.11

Computation of net asset value Class B
Net Assets	$79,515	$126,639

Number of shares outstanding	1,371	2,222

Net asset value	$57.98	$56.99

Computation of net asset value Class C
Net Assets	$33,711	$1,053

Number of shares outstanding	584	18

Net asset value	$57.71	$57.01

Computation of net asset value Class M
Net Assets	$118,661	$2,144

Number of shares outstanding	2,053	38

Net asset value	$57.80	$56.97

Offering price per class M share (front-end sales charge of 3.25%)	$59.74	$58.88

Computation of net asset value Class R
Net Assets	$93,980	$1,060

Number of shares outstanding	1,625	19

Net asset value	$57.83	$57.00

Computation of net asset value Class Y
Net Assets	$41,727,005	$15,040,298

Number of shares outstanding	678,056	263,474

Net asset value	$61.54	$57.08

Cost of investments (Note 1)	$85,158,497	$45,119,354

The accompanying notes are an integral part of these financial statements.

Statement of operations
For the period ended 1/31/06 (Unaudited)

INVESTMENT INCOME	2050 Fund	2045 Fund
Income distributions from underlying Putnam Funds	$14,335	$ 232,433

EXPENSES (NOTE 2)
Compensation of Manager	235	4,316

Distribution fees — Class A	843	11,950

Distribution fees — Class B	181	81

Distribution fees — Class C	19	48

Distribution fees — Class M	13	32

Distribution fees — Class R	3	10

Reports to shareholder	732	1,206

Audit fees	99	1,815

Registration fees	121	393

Other fees	35	59

Amortization of offering costs (Note 1)	38,804	21,928

Fees waived and reimbursed by Manager (Note 2)	(39,555)	(21,086)

Total expenses	1,530	20,752

Net investment income	12,805	211,681

Net realized gain on sale of underlying Putnam fund shares	23,030	407,339

Capital gain distributions from underlying Putnam fund shares	27,154	457,020

Net unrealized appreciation of underlying Putnam fund shares
during the period	34,373	378,648

Net gain on investments	84,557	1,243,007

Net increase in net assets resulting from operations	$97,362	$1,454,688

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the period ended 1/31/06 (Unaudited)

INVESTMENT INCOME	2040 Fund	2035 Fund
Income distributions from underlying Putnam Funds	$ 310,494	$ 601,786

EXPENSES (NOTE 2)
Compensation of Manager	5,749	11,112

Distribution fees — Class A	17,515	29,404

Distribution fees — Class B	209	644

Distribution fees — Class C	5	5

Distribution fees — Class M	44	85

Distribution fees — Class R	10	18

Audit fees	2,417	4,672

Registration fees	545	825

Reports to shareholder	1,632	3,125

Other fees	83	154

Amortization of offering costs (Note 1)	21,928	21,928

Fees waived and reimbursed by Manager (Note 2)	(20,857)	(19,592)

Total expenses	29,280	52,380

Net investment income	281,214	549,406

Net realized gain on sale of underlying Putnam fund shares	637,086	1,383,664

Capital gain distributions from underlying Putnam fund shares	613,934	1,092,449

Net unrealized appreciation of underlying Putnam fund shares
during the period	350,086	350,086

Net gain on investments	1,601,106	2,826,199

Net increase in net assets resulting from operations	$1,882,320	$3,375,605

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the period ended 1/31/06 (Unaudited)

INVESTMENT INCOME	2030 Fund	2025 Fund
Income distributions from underlying Putnam Funds	$ 995,433	$1,520,529

EXPENSES (NOTE 2)
Compensation of Manager	18,017	27,222

Distribution fees — Class A	44,191	65,859

Distribution fees — Class B	1,298	1,437

Distribution fees — Class C	174	280

Distribution fees — Class M	180	728

Distribution fees — Class R	74	5

Audit fees	7,574	11,445

Registration fees	516	222

Reports to shareholder	4,273	—

Other fees	221	5,365

Amortization of offering costs (Note 1)	21,928	21,928

Fees waived and reimbursed by Manager (Note 2)	(16,496)	(11,737)

Total expenses	81,950	122,754

Net investment income	913,483	1,397,775

Net realized gain on sale of underlying Putnam fund shares	1,985,516	3,803,474

Capital gain distributions from underlying Putnam fund shares	1,658,093	2,294,479

Net unrealized appreciation (depreciation) of underlying
Putnam fund shares during the period	625,121	(215,516)

Net gain on investments	4,268,730	5,882,437

Net increase in net assets resulting from operations	$5,182,213	$7,280,212

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the period ended 1/31/06 (Unaudited)

INVESTMENT INCOME	2020 Fund	2015 Fund
Income distributions from underlying Putnam Funds	$1,765,534	$1,805,406

EXPENSES (NOTE 2)
Compensation of Manager	31,064	31,255

Distribution fees — Class A	74,121	72,289

Distribution fees — Class B	1,412	901

Distribution fees — Class C	351	565

Distribution fees — Class M	1,245	562

Distribution fees — Class R	54	41

Audit fees	13,060	13,140

Registration fees	2,313	—

Other fees	5,656	4,572

Amortization of offering costs (Note 1)	21,928	21,928

Fees waived and reimbursed by Manager (Note 2)	(11,893)	(8,385)

Total expenses	139,311	136,868

Net investment income	1,626,223	1,668,538

Net realized gain on sale of underlying Putnam fund shares	3,265,858	4,349,752

Capital gain distributions from underlying Putnam fund shares	2,426,270	2,061,980

Net unrealized depreciation of underlying Putnam fund shares
during the period	(277,981)	(2,738,090)

Net gain on investments	5,414,147	3,673,642

Net increase in net assets resulting from operations	$7,040,370	$5,342,180

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)
For the period ended 1/31/06 (Unaudited)

INVESTMENT INCOME	2010 Fund	Maturity Fund
Income distributions from underlying Putnam funds	$1,304,840	$754,718

EXPENSES (NOTE 2)
Compensation of Manager	20,492	11,450

Distribution fees — Class A	50,748	35,578

Distribution fees — Class B	441	630

Distribution fees — Class C	150	5

Distribution fees — Class M	377	11

Distribution fees — Class R	128	3

Audit fees	8,615	4,813

Registration fees	446	—

Reports to shareholder	4,766	1,521

Other fees	242	84

Amortization of offering costs (Note 1)	21,928	32,863

Fees waived and reimbursed by Manager (Note 2)	(15,507)	(27,832)

Total expenses	92,826	59,126

Net investment income	1,212,014	695,592

Net realized gain on sale of underlying Putnam fund shares	1,240,912	334,176

Capital gain distributions from underlying Putnam fund shares	1,007,022	404,373

Net unrealized depreciation of underlying Putnam fund shares
during the period	(1,125,070)	(531,180)

Net gain on investments	1,122,864	207,369

Net increase in net assets resulting from operations	$2,334,878	$902,961

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

2050 Fund

INCREASE IN NET ASSETS

	For the period ended

	1/31/06	7/31/05*
Operations:
Net investment income (loss)	$ 12,805	$(50)

Net realized gain on underlying Putnam fund shares	50,184	2,909

Net unrealized appreciation on underlying Putnam fund shares	34,373	11,228

Net increase in net assets resulting from operations	97,362	14,087

Distributions to shareholders (Note 1)

From net investment income

Class A	(12,282)	—

Class B	(331)	—

Class C	(40)	—

Class M	(35)	—

Class R	(13)	—

Class Y	(4,084)	—

From net realized short-term gain on investments

Class A	(14,240)	—

Class B	(588)	—

Class C	(73)	—

Class M	(55)	—

Class R	(19)	—

Class Y	(4,516)	—

Increase from capital share transactions (Note 4)	1,121,210	432,991

Total increase in net assets	1,182,296	447,078

NET ASSETS
Beginning of period	447,078	—

End of period	$1,629,374	$447,078

Undistributed net investment income (loss), end of period	$ (3,850)	$130
* Commencement of operations May 2, 2005.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2045 Fund

INCREASE IN NET ASSETS

	For the period ended

	1/31/06	7/31/05
Operations:
Net investment income	$ 211,681	$ 63,447

Net realized gain on underlying Putnam fund shares	864,359	352,834

Net unrealized appreciation on underlying Putnam fund shares	378,648	705,078

Net increase in net assets resulting from operations	1,454,688	1,121,359

Distributions to shareholders (Note 1)

From net investment income

Class A	(166,913)	(26,219)

Class B	(218)	(8)

Class C	(79)	(8)

Class M	(87)	(9)

Class R	—	(9)

Class Y	(126,139)	(33,627)

From net realized short-term gain on investments

Class A	(349,962)	—

Class B	(603)	—

Class C	(313)	—

Class M	(271)	—

Class R	—	—

Class Y	(238,800)	—

Increase from capital share transactions (Note 4)	3,670,902	15,037,464

Total increase in net assets	4,242,205	16,098,943

NET ASSETS
Beginning of period	16,098,943	—

End of period	$20,341,148	$16,098,943

Undistributed net investment income (loss), end of period	$ (68,322)	$ 13,433

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2040 Fund

INCREASE IN NET ASSETS

	For the period ended

	1/31/06	7/31/05
Operations:
Net investment income	$ 281,214	$ 97,884

Net realized gain on underlying Putnam fund shares	1,251,020	450,225

Net unrealized appreciation on underlying Putnam fund shares	350,086	1,081,687

Net increase in net assets resulting from operations	1,882,320	1,629,796

Distributions to shareholders (Note 1)

From net investment income

Class A	(234,538)	(40,513)

Class B	(483)	(7)

Class C	(10)	(7)

Class M	(131)	(48)

Class R	—	(8)

Class Y	(146,480)	(44,746)

From net realized short-term gain on investments

Class A	(534,325)	—

Class B	(1,625)	—

Class C	(43)	—

Class M	(423)	—

Class R	—	—

Class Y	(299,881)	—

Redemption fees (Note 1)	—	1,976

Increase from capital share transactions (Note 4)	5,092,087	19,716,724

Total increase in net assets	5,756,468	21,263,167

NET ASSETS
Beginning of period	21,263,167	—

End of period	$27,019,635	$21,263,167

Undistributed net investment income (loss), end of period	$ (73,950)	$ 26,478

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2035 Fund

INCREASE IN NET ASSETS

	For the period ended
	1/31/06	7/31/05

Operations:
Net investment income	$ 549,406	$ 238,444

Net realized gain on underlying Putnam fund shares	2,476,113	791,457

Net unrealized appreciation on underlying Putnam fund shares	350,086	2,228,521

Net increase in net assets resulting from operations	3,375,605	3,258,422

Distributions to shareholders (Note 1)

From net investment income

Class A	(415,033)	(70,869)

Class B	(2,451)	(86)

Class C	(12)	(7)

Class M	(327)	(21)

Class R	—	(7)

Class Y	(359,130)	(98,944)

From net realized short-term gain on investments

Class A	(872,564)	—

Class B	(5,959)	—

Class C	(43)	—

Class M	(885)	—

Class R	(6)	—

Class Y	(679,478)	—

From net realized long-term gain on investments

Class A	(5,644)	—

Class B	(39)	—

Class C	—	—

Class M	(6)	—

Class R	—	—

Class Y	(4,395)	—

Increase from capital share transactions (Note 4)	7,705,789	39,004,499

Total increase in net assets	8,735,422	42,092,987

NET ASSETS
Beginning of period	42,092,987	—

End of period	$50,828,409	$42,092,987

Undistributed net investment income (loss), end of period	$ (132,623)	$ 94,887
The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2030 Fund

INCREASE IN NET ASSETS

	For the period ended

	1/31/06	7/31/05
Operations:
Net investment income	$ 913,483	$ 412,763

Net realized gain on underlying Putnam fund shares	3,643,609	1,147,493

Net unrealized appreciation on underlying Putnam fund shares	625,121	3,512,100

Net increase in net assets resulting from operations	5,182,213	5,072,356

Distributions to shareholders (Note 1)

From net investment income

Class A	(645,707)	(98,122)

Class B	(4,028)	(6)

Class C	(639)	(6)

Class M	(779)	(19)

Class R	(843)	(6)

Class Y	(651,676)	(140,095)

From net realized short-term gain on investments

Class A	(1,184,385)	—

Class B	(9,681)	—

Class C	(1,367)	—

Class M	(1,738)	—

Class R	(1,483)	—

Class Y	(1,079,683)	—

From net realized long-term gain on investments

Class A	(11,612)	—

Class B	(95)	—

Class C	(13)	—

Class M	(17)	—

Class R	(15)	—

Class Y	(10,585)	—

Redemption fees (Note 1)	958	—

Increase from capital share transactions (Note 4)	4,818,550	65,517,500

Total increase in net assets	6,397,375	70,351,602

NET ASSETS
Beginning of period	70,351,602	—

End of period	$76,748,977	$70,351,602

Undistributed net investment income (loss), end of period	$ (177,436)	$ 212,753
The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2025 Fund

INCREASE IN NET ASSETS

	For the period ended

	1/31/06	7/31/05
Operations:
Net investment income	$ 1,397,775	$762,161

Net realized gain on underlying Putnam fund shares	6,097,953	1,265,064

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(215,516)	5,873,294

Net increase in net assets resulting from operations	7,280,212	7,900,519

Distributions to shareholders (Note 1)

From net investment income

Class A	(980,941)	(156,581)

Class B	(4,934)	(79)

Class C	(706)	(5)

Class M	(3,000)	(210)

Class R	(38)	(6)

Class Y	(1,051,074)	(242,685)

From net realized short-term gain on investments

Class A	(1,681,715)	—

Class B	(10,598)	—

Class C	(1,681)	—

Class M	(6,352)	—

Class R	(69)	—

Class Y	(1,624,261)	—

From net realized long-term gain on investments

Class A	(2,161)	—

Class B	(14)	—

Class C	(2)	—

Class M	(8)	—

Class R	—	—

Class Y	(2,087)	—

Redemption fees (Note 1)	715	860

Increase from capital share transactions (Note 4)	2,073,018	102,125,819

Total increase in net assets	3,984,304	109,627,632

NET ASSETS
Beginning of period	109,627,632	—

End of period	$113,611,936	$109,627,632

Undistributed net investment income (loss), end of period	$ (222,667)	$420,251
The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2020 Fund

INCREASE IN NET ASSETS

	For the period ended

	1/31/06	7/31/05
Operations:
Net investment income	$ 1,626,223	$944,731

Net realized gain on underlying Putnam fund shares	5,692,128	1,390,724

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(277,981)	5,540,581

Net increase in net assets resulting from operations	7,040,370	7,876,036

Distributions to shareholders (Note 1)

From net investment income

Class A	(1,160,808)	(155,610)

Class B	(5,415)	(90)

Class C	(1,080)	(14)

Class M	(6,461)	(151)

Class R	(1,088)	(5)

Class Y	(1,251,933)	(232,313)

From net realized short-term gain on investments

Class A	(1,506,503)	—

Class B	(8,537)	—

Class C	(1,873)	—

Class M	(9,715)	—

Class R	(1,313)	—

Class Y	(1,475,339)	—

From net realized long-term gain on investments

Class A	(3,510)	—

Class B	(20)	—

Class C	(4)	—

Class M	(23)	—

Class R	(3)	—

Class Y	(3,437)	—

Increase from capital share transactions (Note 4)	21,610,995	112,951,929

Total increase in net assets	23,214,303	120,439,782

NET ASSETS
Beginning of period	120,439,782	—

End of period	$143,654,085	$120,439,782

Undistributed net investment income (loss), end of period	$ (181,740)	$618,822
The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2015 Fund

INCREASE (DECREASE) IN NET ASSETS

	For the period ended

	1/31/06	7/31/05
Operations:
Net investment income	$ 1,668,538	$ 1,350,566

Net realized gain on underlying Putnam fund shares	6,411,732	1,191,425

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(2,738,090)	5,961,392

Net increase in net assets resulting from operations	5,342,180	8,503,383

Distributions to shareholders (Note 1)

From net investment income

Class A	(1,340,948)	(151,730)

Class B	(3,935)	(23)

Class C	(2,633)	(46)

Class M	(3,385)	(71)

Class R	(720)	(4)

Class Y	(1,424,368)	(288,518)

From net realized short-term gain on investments

Class A	(2,034,021)	—

Class B	(6,839)	—

Class C	(4,596)	—

Class M	(5,919)	—

Class R	(1,037)	—

Class Y	(1,977,837)	—

From net realized long-term gain on investments

Class A	(2,511)	—

Class B	(8)	—

Class C	(6)	—

Class M	(7)	—

Class R	(1)	—

Class Y	(2,442)	—

Increase (decrease) from capital share transactions (Note 4)	(19,139,394)	132,895,703

Total increase (decrease) in net assets	(20,608,427)	140,958,694

NET ASSETS
Beginning of period	140,958,694	—

End of period	$120,350,267	$140,958,694

Undistributed net investment income (loss), end of period	$ (125,772)	$ 981,679
The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2010 Fund

INCREASE IN NET ASSETS

	For the period ended
	1/31/06	7/31/05

Operations:
Net investment income	$ 1,212,014	$ 1,009,849

Net realized gain on underlying Putnam fund shares	2,247,934	584,207

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(1,125,070)	2,143,033

Net increase in net assets resulting from operations	2,334,878	3,737,089

Distributions to shareholders (Note 1)

From net investment income

Class A	(1,011,730)	(100,806)

Class B	(1,365)	(9)

Class C	(720)	(5)

Class M	(2,636)	(3)

Class R	(2,459)	(3)

Class Y	(1,004,002)	(134,208)

From net realized short-term gain on investments

Class A	(665,612)	—

Class B	(1,306)	—

Class C	(535)	—

Class M	(1,823)	—

Class R	(1,537)	—

Class Y	(608,117)	—

From net realized long-term gain on investments

Class A	(9,984)	—

Class B	(20)	—

Class C	(8)	—

Class M	(27)	—

Class R	(23)	—

Class Y	(9,122)	—

Increase from capital share transactions (Note 4)	3,196,896	80,435,862

Total increase in net assets	2,210,748	83,937,917

NET ASSETS
Beginning of period	83,937,917	—

End of period	$86,148,665	$83,937,917

Undistributed net investment income, end of period	$ 16,264	$ 827,162
The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

Maturity Fund

INCREASE (DECREASE) IN NET ASSETS

	For the period ended
	1/31/06	7/31/05

Operations:
Net investment income	$ 695,592	$ 615,875

Net realized gain on underlying Putnam fund shares	738,549	242,186

Net unrealized appreciation (depreciation) on underlying Putnam fund shares	(531,180)	706,118

Net increase in net assets resulting from operations	902,961	1,564,179

Distributions to shareholders (Note 1)

From net investment income

Class A	(484,778)	(240,377)

Class B	(1,630)	(888)

Class C	(14)	(8)

Class M	(43)	(17)

Class R	(16)	(12)

Class Y	(295,261)	(347,085)

From net realized short-term gain on investments

Class A	(384,904)	—

Class B	(1,631)	—

Class C	(14)	—

Class M	(40)	—

Class R	(14)	—

Class Y	(186,874)	—

Increase (decrease) from capital share transactions (Note 4)	(1,917,273)	46,572,023

Total increase (decrease) in net assets	(2,369,531)	47,547,815

NET ASSETS
Beginning of period (Note 5)	47,647,815	100,000

End of period	$45,278,284	$47,647,815

Undistributed net investment income (loss), end of period	$ (23,984)	$ 62,166

The accompanying notes are an integral part of these financial statements.

Financial highlights

Class A

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS

	Net		Net
	Asset	Net	Realized and			From Net
	Value,	Investment	Unrealized	Total from	From Net	Realized	Total
	Beginning	Income	Gain on	Investment	Investment	Gain on	Distri-
Period ended	of Period	(Loss)(a)	Investments	Operations	Income	Investments	butions

Putnam RetirementReady
2050 Fund
January 31, 2006	$54.36	$0.76	$3.61	$4.37	$(0.80)	$(0.93)	$(1.73)
July 31, 2005**	50.00	(0.01)	4.37	4.36	—	—	—

2045 Fund
January 31, 2006	70.75	0.87	5.08	5.95	(1.20)	(2.52)	(3.72)
July 31, 2005 ***	63.42	0.28	7.63	7.91	(0.58)	—	(0.58)

2040 Fund
January 31, 2006	70.81	0.86	4.93	5.79	(1.18)	(2.69)	(3.87)
July 31, 2005 ***	63.50	0.32	7.51	7.83	(0.52)	—	(0.52)

2035 Fund
January 31, 2006	69.50	0.85	4.48	5.33	(1.25)	(2.65)	(3.90)
July 31, 2005 ***	62.61	0.38	6.96	7.34	(0.45)	—	(0.45)

2030 Fund
January 31, 2006	68.65	0.86	4.13	4.99	(1.28)	(2.37)	(3.65)
July 31, 2005 ***	62.16	0.44	6.47	6.91	(0.42)	—	(0.42)

2025 Fund
January 31, 2006	72.26	0.92	3.99	4.91	(1.36)	(2.34)	(3.70)
July 31, 2005 ***	65.75	0.52	6.39	6.91	(0.40)	—	(0.40)

2020 Fund
January 31, 2006	66.06	0.84	2.89	3.73	(1.32)	(1.72)	(3.04)
July 31, 2005 ***	60.69	0.54	5.16	5.70	(0.33)	—	(0.33)

2015 Fund
January 31, 2006	67.28	0.89	2.10	2.99	(1.60)	(2.43)	(4.03)
July 31, 2005 ***	62.62	0.66	4.28	4.94	(0.28)	—	(0.28)

2010 Fund
January 31, 2006	59.72	0.86	0.85	1.71	(1.52)	(1.02)	(2.54)
July 31, 2005 ***	56.79	0.73	2.42	3.15	(0.22)	—	(0.22)

Maturity Fund
January 31, 2006	57.51	0.86	0.30	1.16	(0.97)	(0.75)	(1.72)
July 31, 2005 ***	55.96	0.80	1.50	2.30	(0.75)	—	(0.75)

See page 74 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

				RATIOS AND SUPPLEMENTAL DATA
		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Redemption	Net Asset Value	Net Asset	End of Period	To Average Net	to Average	Portfolio
Fees	End of Period	Value (%)(b)	(in thousands)	Assets (%)(c)(d)	Net Assets (%)(d)	Turnover (%)

—	$57.00	8.13*	$1,240	0.18*	1.39*	68.51*
—	54.36	8.72*	274	0.09*	(0.02)*	24.76*

—	72.98	8.54*	11,912	0.18*	1.22*	36.08*
—	70.75	12.51*	8,136	0.26*	0.41*	42.17*

—	72.73	8.30*	16,743	0.18*	1.21*	39.73*
—(e)	70.81	12.37*	12,230	0.26*	0.48*	39.79*

—	70.93	7.79*	27,365	0.18*	1.21*	36.16*
—	69.50	11.76*	21,274	0.26*	0.58*	36.45*

—(e)	69.99	7.39*	37,369	0.18*	1.24*	33.81*
—	68.65	11.14*	32,720	0.26*	0.66*	34.59*

—(e)	73.47	6.90*	56,036	0.18*	1.27*	37.90*
—(e)	72.26	10.53*	48,529	0.26*	0.75*	25.48*

—	66.75	5.73*	72,610	0.18*	1.27*	32.56*
—	66.06	9.41*	53,180	0.26*	0.85*	30.16*

—	66.24	4.53*	58,891	0.18*	1.32*	35.21*
—	67.28	7.90*	56,457	0.26*	1.01*	26.37*

—	58.89	2.89*	44,096	0.18*	1.44*	37.94*
—	59.72	5.55*	39,291	0.26*	1.26*	33.53*

—	56.95	2.04*	30,107	0.18*	1.50*	34.68*
—	57.51	4.15*	25,732	0.26*	1.41*	41.89*

Financial highlights (Continued)

Class B

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS
	Net		Net
	Asset	Net	Realized and			From Net
	Value,	Investment	Unrealized	Total from	From Net	Realized	Total
	Beginning	Income	Gain on	Investment	Investment	Gain on	Distri-
Period ended	of Period	(Loss)(a)	Investments	Operations	Income	Investments	butions

Putnam RetirementReady
2050 Fund
January 31, 2006	$54.25	$0.43	$3.74	$4.17	$(0.53)	$(0.93)	$(1.46)
July 31, 2005**	50.00	(0.08)	4.33	4.25	—	—	—

2045 Fund
January 31, 2006	68.83	0.69	4.83	5.52	(0.91)	(2.52)	(3.43)
July 31, 2005***	62.00	(0.24)	7.58	7.34	(0.51)	—	(0.51)

2040 Fund
January 31, 2006	68.82	0.57	4.77	5.34	(0.80)	(2.68)	(3.48)
July 31, 2005***	62.00	(0.25)	7.52	7.27	(0.45)	—	(0.45)

2035 Fund
January 31, 2006	67.35	0.69	4.20	4.89	(1.08)	(2.65)	(3.73)
July 31, 2005***	61.00	(0.08)	6.87	6.79	(0.44)	—	(0.44)

2030 Fund
January 31, 2006	67.07	0.63	3.97	4.60	(0.98)	(2.37)	(3.35)
July 31, 2005***	61.00	(0.13)	6.55	6.42	(0.35)	—	(0.35)

2025 Fund
January 31, 2006	69.94	0.69	3.79	4.48	(1.09)	(2.34)	(3.43)
July 31, 2005***	64.00	(0.05)	6.38	6.33	(0.39)	—	(0.39)

2020 Fund
January 31, 2006	64.94	0.62	2.80	3.42	(1.09)	(1.72)	(2.81)
July 31, 2005***	60.00	0.08	5.18	5.26	(0.32)	—	(0.32)

2015 Fund
January 31, 2006	66.27	0.63	2.07	2.70	(1.40)	(2.43)	(3.83)
July 31, 2005***	62.00	0.22	4.30	4.52	(0.25)	—	(0.25)

2010 Fund
January 31, 2006	58.59	0.61	0.85	1.46	(1.05)	(1.02)	(2.07)
July 31, 2005***	56.00	0.37	2.42	2.79	(0.20)	—	(0.20)

Maturity Fund
January 31, 2006	57.54	0.64	0.31	0.95	(0.75)	(0.75)	(1.50)
July 31, 2005***	56.00	0.47	1.51	1.98	(0.44)	—	(0.44)

See page 74 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

				RATIOS AND SUPPLEMENTAL DATA
		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Redemption	Net Asset Value	Net Asset	End of Period	To Average Net	to Average	Portfolio
Fees	End of Period	Value (%)(b)	(in thousands)	Assets (%)(c)(d)	Net Assets (%)(d)	Turnover (%)

—	$56.96	7.74*	$50	0.56*	0.79*	68.51*
—	54.25	8.50*	31	0.28*	(0.16)*	24.76*

—	70.92	8.15*	32	0.56*	1.00*	36.08*
—	68.83	11.87*	17	0.82*	(0.37)*	42.17*

—	70.68	7.89*	50	0.56*	0.82*	39.73*
—(e)	68.82	11.75*	37	0.82*	(0.38)*	39.79*

—	68.51	7.38*	182	0.56*	1.03*	36.16*
—	67.35	11.15*	67	0.82*	(0.13)*	36.45*

—(e)	68.32	6.96*	294	0.56*	0.94*	33.81*
—	67.07	10.54*	225	0.82*	(0.20)*	34.59*

—(e)	70.99	6.50*	413	0.56*	0.99*	37.90*
—(e)	69.94	9.91*	211	0.82*	(0.08)*	25.48*

—	65.55	5.33*	328	0.56*	0.96*	32.56*
—	64.94	8.79*	241	0.82*	0.12*	30.16*

—	65.14	4.15*	276	0.56*	0.96*	35.21*
—	66.27	7.30*	165	0.83*	0.35*	26.37*

—	57.98	2.50*	80	0.56*	1.04*	37.94*
—	58.59	4.98*	84	0.82*	0.65*	33.53*

—	56.99	1.66*	127	0.56*	1.11*	34.68*
—	57.54	3.55*	124	0.82*	0.83*	41.89*

Financial highlights (Continued)

Class C

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS
	Net		Net
	Asset	Net	Realized and			From Net
	Value,	Investment	Unrealized	Total from	From Net	Realized	Total
	Beginning	Income	Gain on	Investment	Investment	Gain on	Distri-
Period ended	of Period	(Loss)(a)	Investments	Operations	Income	Investments	butions

Putnam RetirementReady
2050 Fund
January 31, 2006	$54.25	$0.51	$3.66	$4.17	$(0.51)	$(0.93)	$(1.44)
July 31, 2005**	50.00	(0.08)	4.33	4.25	—	—	—

2045 Fund
January 31, 2006	68.84	0.49	5.03	5.52	(0.63)	(2.52)	(3.15)
July 31, 2005***	62.00	(0.26)	7.61	7.35	(0.51)	—	(0.51)

2040 Fund
January 31, 2006	68.83	0.57	4.78	5.35	(0.64)	(2.69)	(3.33)
July 31, 2005***	62.00	0.06	7.22	7.28	(0.45)	—	(0.45)

2035 Fund
January 31, 2006	67.41	0.55	4.35	4.90	(0.73)	(2.65)	(3.38)
July 31, 2005***	61.00	0.10	6.69	6.79	(0.38)	—	(0.38)

2030 Fund
January 31, 2006	67.06	0.65	3.95	4.60	(1.10)	(2.37)	(3.47)
July 31, 2005***	61.00	(0.06)	6.47	6.41	(0.35)	—	(0.35)

2025 Fund
January 31, 2006	70.00	0.57	3.91	4.48	(0.98)	(2.34)	(3.32)
July 31, 2005***	64.00	(0.04)	6.36	6.32	(0.32)	—	(0.32)

2020 Fund
January 31, 2006	64.97	0.60	2.81	3.41	(0.99)	(1.72)	(2.71)
July 31, 2005***	60.00	0.08	5.19	5.27	(0.30)	—	(0.30)

2015 Fund
January 31, 2006	66.25	0.67	2.01	2.68	(1.39)	(2.43)	(3.82)
July 31, 2005***	62.00	0.25	4.28	4.53	(0.28)	—	(0.28)

2010 Fund
January 31, 2006	58.62	0.64	0.82	1.46	(1.35)	(1.02)	(2.37)
July 31, 2005***	56.00	0.41	2.38	2.79	(0.17)	—	(0.17)

Maturity Fund
January 31, 2006	57.56	0.64	0.31	0.95	(0.75)	(0.75)	(1.50)
July 31, 2005***	56.00	0.44	1.56	2.00	(0.44)	—	(0.44)

See page 74 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

				RATIOS AND SUPPLEMENTAL DATA
		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Redemption	Net Asset Value	Net Asset	End of Period	To Average Net	to Average	Portfolio
Fees	End of Period	Value (%)(b)	(in thousands)	Assets (%)(c)(d)	Net Assets (%)(d)	Turnover (%)

—	$56.98	7.74*	$1	0.56*	0.93*	68.51*
—	54.25	8.50*	4	0.28*	(0.16)*	24.76*

—	71.21	8.13*	9	0.56*	0.71*	36.08*
—	68.84	11.89*	10	0.83*	(0.39)*	42.17*

—	70.85	7.89*	1	0.56*	0.79*	39.73*
—(e)	68.83	11.77*	1	0.82*	0.09*	39.79*

—	68.93	7.38*	1	0.56*	0.82*	36.16*
—	67.41	11.15*	1	0.82*	0.15*	36.45*

—(e)	68.19	6.96*	39	0.56*	0.98*	33.81*
—	67.06	10.52*	22	0.82*	(0.10)*	34.59*

—(e)	71.16	6.50*	102	0.56*	0.81*	37.90*
—(e)	70.00	9.89*	45	0.83*	(0.05)*	25.48*

—	65.67	5.32*	102	0.56*	0.92*	32.56*
—	64.97	8.79*	61	0.83*	0.12*	30.16*

—	65.11	4.12*	131	0.56*	1.02*	35.21*
—	66.25	7.32*	90	0.83*	0.38*	26.37*

—	57.71	2.51*	34	0.56*	1.10*	37.94*
—	58.62	4.98*	15	0.83*	0.71*	33.53*

—	57.01	1.67*	1	0.56*	1.11*	34.68*
—	57.56	3.59*	1	0.82*	0.81*	41.89*

Financial highlights (Continued)

Class M
	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS
	Net		Net
	Asset	Net	Realized and			From Net
	Value,	Investment	Unrealized	Total from	From Net	Realized	Total
	Beginning	Income	Gain on	Investment	Investment	Gain on	Distri-
Period ended	of Period	(Loss)(a)	Investments	Operations	Income	Investments	butions

Putnam RetirementReady
2050 Fund
January 31, 2006	$54.28	$0.49	$3.74	$4.23	$(0.59)	$(0.93)	$(1.52)
July 31, 2005**	50.00	(0.05)	4.33	4.28	—	—	—

2045 Fund
January 31, 2006	68.94	0.58	5.04	5.62	(0.81)	(2.51)	(3.32)
July 31, 2005***	62.00	(0.06)	7.54	7.48	(0.54)	—	(0.54)

2040 Fund
January 31, 2006	68.88	0.61	4.83	5.44	(0.83)	(2.69)	(3.52)
July 31, 2005***	62.00	0.07	7.33	7.40	(0.52)	—	(0.52)

2035 Fund
January 31, 2006	67.47	0.68	4.31	4.99	(0.97)	(2.65)	(3.62)
July 31, 2005***	61.00	(0.01)	6.92	6.91	(0.44)	—	(0.44)

2030 Fund
January 31, 2006	67.14	0.70	3.99	4.69	(1.05)	(2.37)	(3.42)
July 31, 2005***	61.00	0.02	6.52	6.54	(0.40)	—	(0.40)

2025 Fund
January 31, 2006	70.06	0.72	3.85	4.57	(1.10)	(2.34)	(3.44)
July 31, 2005***	64.00	0.11	6.35	6.46	(0.40)	—	(0.40)

2020 Fund
January 31, 2006	65.05	0.73	2.78	3.51	(1.14)	(1.72)	(2.86)
July 31, 2005***	60.00	0.19	5.20	5.39	(0.34)	—	(0.34)

2015 Fund
January 31, 2006	66.38	0.75	2.03	2.78	(1.39)	(2.43)	(3.82)
July 31, 2005***	62.00	0.35	4.30	4.65	(0.27)	—	(0.27)

2010 Fund
January 31, 2006	58.73	0.72	0.82	1.54	(1.45)	(1.02)	(2.47)
July 31, 2005***	56.00	0.56	2.34	2.90	(0.17)	—	(0.17)

Maturity Fund
January 31, 2006	57.54	0.72	0.29	1.01	(0.83)	(0.75)	(1.58)
July 31, 2005***	56.00	0.61	1.49	2.10	(0.56)	—	(0.56)

See page 74 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

				RATIOS AND SUPPLEMENTAL DATA
		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Redemption	Net Asset Value	Net Asset	End of Period	To Average Net	to Average	Portfolio
Fees	End of Period	Value (%)(b)	(in thousands)	Assets (%)(c)(d)	Net Assets (%)(d)	Turnover (%)

—	$56.99	7.87*	$3	0.43*	0.90*	68.51*
—	54.28	8.56*	3	0.22*	(0.09)*	24.76*

—	71.24	8.28*	8	0.43*	0.82*	36.08*
—	68.94	12.09*	9	0.64*	(0.09)*	42.17*

—	70.80	8.03*	12	0.43*	0.88*	39.73*
—(e)	68.88	11.96*	11	0.64*	0.11*	39.79*

—	68.84	7.51*	27	0.43*	1.00*	36.16*
—	67.47	11.35*	20	0.64*	(0.02)*	36.45*

—(e)	68.41	7.10*	52	0.43*	1.04*	33.81*
—	67.14	10.74*	43	0.64*	0.03*	34.59*

—(e)	71.19	6.62*	207	0.43*	1.02*	37.90*
—(e)	70.06	10.12*	173	0.64*	0.17*	25.48*

—	65.70	5.48*	382	0.43*	1.12*	32.56*
—	65.05	9.00*	276	0.64*	0.30*	30.16*

—	65.34	4.26*	161	0.43*	1.13*	35.21*
—	66.38	7.52*	143	0.64*	0.54*	26.37*

—	57.80	2.64*	119	0.43*	1.24*	37.94*
—	58.73	5.19*	55	0.64*	0.97*	33.53*

—	56.97	1.77*	2	0.43*	1.26*	34.68*
—	57.54	3.76*	2	0.64*	1.07*	41.89*

Financial highlights (Continued)

Class R

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS
	Net		Net
	Asset	Net	Realized and			From Net
	Value,	Investment	Unrealized	Total from	From Net	Realized	Total
	Beginning	Income	Gain on	Investment	Investment	Gain on	Distri-
Period ended	of Period	(Loss)(a)	Investments	Operations	Income	Investments	butions

Putnam RetirementReady
2050 Fund
January 31, 2006	$54.32	$0.57	$3.74	$4.31	$(0.67)	$(0.93)	$(1.60)
July 31, 2005**	50.00	(0.02)	4.34	4.32	—	—	—

2045 Fund
January 31, 2006 (2)	72.20	(0.03)	2.29	2.26	—	—	—
December 19, 2005 (1)	69.06	1.48	1.66	3.14	—	—	—
July 31, 2005***	62.00	0.30	7.32	7.62	(0.56)	—	(0.56)

2040 Fund
January 31, 2006 (2)	72.11	(0.02)	2.19	2.17	—	—	—
December 19, 2005(1)	69.04	1.47	1.60	3.07	—	—	—
July 31, 2005***	62.00	0.31	7.23	7.54	(0.50)	—	(0.50)

2035 Fund
January 31, 2006	67.61	0.59	4.44	5.03	—	(2.65)	(2.65)
July 31, 2005***	61.00	0.35	6.70	7.05	(0.44)	—	(0.44)

2030 Fund
January 31, 2006	67.27	1.03	3.74	4.77	(1.33)	(2.37)	(3.70)
July 31, 2005***	61.00	0.39	6.28	6.67	(0.40)	—	(0.40)

2025 Fund
January 31, 2006	70.21	0.89	3.80	4.69	(1.29)	(2.34)	(3.63)
July 31, 2005***	64.00	0.42	6.17	6.59	(0.38)	—	(0.38)

2020 Fund
January 31, 2006	65.23	1.41	2.20	3.61	(1.42)	(1.72)	(3.14)
July 31, 2005***	60.00	0.44	5.10	5.54	(0.31)	—	(0.31)

2015 Fund
January 31, 2006	66.54	1.08	1.81	2.89	(1.69)	(2.43)	(4.12)
July 31, 2005***	62.00	0.55	4.25	4.80	(0.26)	—	(0.26)

2010 Fund
January 31, 2006	58.83	0.91	0.71	1.62	(1.60)	(1.02)	(2.62)
July 31, 2005***	56.00	0.59	2.43	3.02	(0.19)	—	(0.19)

Maturity Fund
January 31, 2006	57.56	0.79	0.30	1.09	(0.90)	(0.75)	(1.65)
July 31, 2005***	56.00	0.66	1.55	2.21	(0.65)	—	(0.65)

See page 74 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

				RATIOS AND SUPPLEMENTAL DATA
		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Redemption	Net Asset Value	Net Asset	End of Period	To Average Net	to Average	Portfolio
Fees	End of Period	Value (%)(b)	(in thousands)	Assets (%)(c)(d)	Net Assets (%)(d)	Turnover (%)

—	$57.03	8.00*	$1	0.31*	1.02*	68.51*
—	54.32	8.64*	1	0.15*	(0.04)*	24.76*

—	74.46	3.13 *	1	0.07*	(0.05)*	36.08*
—	72.20	4.55*	—	0.23*	2.12*	36.08*
—	69.06	12.33*	1	0.45*	(0.09)*	42.17*

—	74.28	3.01*	1	0.07*	(0.03)*	39.73*
—	72.11	4.45 *	—	0.23*	2.10 *	39.73*
—(e)	69.04	12.20*	1	0.45*	0.47*	39.79*

—	69.99	7.53*	2	0.31*	0.85*	36.16*
—	67.61	11.58*	1	0.45*	0.52*	36.45*

—(e)	68.34	7.21*	47	0.31*	1.54*	33.81*
—	67.27	10.96*	1	0.45*	0.58*	34.59*

—(e)	71.27	6.78*	3	0.31*	1.28*	37.90*
—(e)	70.21	10.31*	1	0.45*	0.64*	25.48*

—	65.70	5.62*	60	0.31*	2.22*	32.56*
—	65.23	9.25*	1	0.45*	0.71*	30.16*

—	65.31	4.42*	31	0.31*	1.66*	35.21*
—	66.54	7.75*	1	0.45*	0.84*	26.37*

—	57.83	2.78*	94	0.31*	1.61*	37.94*
—	58.83	5.41*	1	0.45*	1.06*	33.53*

—	57.00	1.91*	1	0.31*	1.36*	34.68*
—	57.56	3.97*	1	0.45*	1.19*	41.89*

Financial highlights (Continued)

Class Y

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS
	Net		Net
	Asset	Net	Realized and			From Net
	Value,	Investment	Unrealized	Total from	From Net	Realized	Total
	Beginning	Income	Gain on	Investment	Investment	Gain on	Distri-
Period ended	of Period	(Loss)(a)	Investments	Operations	Income	Investments	butions

Putnam RetirementReady
2050 Fund
January 31, 2006	$54.38	$0.79	$3.67	$4.46	$(0.84)	$(0.93)	$(1.77)
July 31, 2005**	50.00	0.03	4.35	4.38	—	—	—

2045 Fund
January 31, 2006	76.88	0.98	5.59	6.57	(1.33)	(2.52)	(3.85)
July 31, 2005***	68.76	0.46	8.26	8.72	(0.60)	—	(0.60)

2040 Fund
January 31, 2006	76.67	0.99	5.39	6.38	(1.31)	(2.69)	(4.00)
July 31, 2005***	68.61	0.50	8.10	8.60	(0.54)	—	(0.54)

2035 Fund
January 31, 2006	75.37	0.98	4.90	5.88	(1.39)	(2.64)	(4.03)
July 31, 2005***	67.76	0.56	7.52	8.08	(0.47)	—	(0.47)

2030 Fund
January 31, 2006	73.90	0.99	4.48	5.47	(1.42)	(2.37)	(3.79)
July 31, 2005***	66.78	0.57	6.99	7.56	(0.44)	—	(0.44)

2025 Fund
January 31, 2006	72.50	0.97	4.05	5.02	(1.51)	(2.34)	(3.85)
July 31, 2005***	65.87	0.63	6.42	7.05	(0.42)	—	(0.42)

2020 Fund
January 31, 2006	70.54	0.97	3.12	4.09	(1.46)	(1.72)	(3.18)
July 31, 2005***	64.69	0.68	5.52	6.20	(0.35)	—	(0.35)

2015 Fund
January 31, 2006	67.48	0.93	2.16	3.09	(1.75)	(2.43)	(4.18)
July 31, 2005***	62.71	0.77	4.30	5.07	(0.30)	—	(0.30)

2010 Fund
January 31, 2006	62.35	0.96	0.90	1.86	(1.65)	(1.02)	(2.67)
July 31, 2005***	59.18	0.86	2.54	3.40	(0.23)	—	(0.23)

Maturity Fund
January 31, 2006	57.65	0.91	0.31	1.22	(1.04)	(0.75)	(1.79)
July 31, 2005***	56.08	0.89	1.53	2.42	(0.85)	—	(0.85)

See page 74 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

				RATIOS AND SUPPLEMENTAL DATA
		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Redemption	Net Asset Value	Net Asset	End of Period	To Average Net	to Average	Portfolio
Fees	End of Period	Value (%)(b)	(in thousands)	Assets (%)(c)(d)	Net Assets (%)(d)	Turnover (%)

—	$57.07	8.29*	$334	0.05*	1.43*	68.51*
—	54.38	8.76*	134	0.03*	0.05*	24.76*

—	79.60	8.67*	8,379	0.05*	1.26*	36.08*
—	76.88	12.72*	7,926	0.07*	0.63*	42.17*

—	79.05	8.46*	10,212	0.05*	1.27*	39.73*
—(e)	76.67	12.58*	8,983	0.07*	0.68*	39.79*

—	77.22	7.93*	23,252	0.05*	1.29*	36.16*
—	75.37	11.96*	20,730	0.07*	0.77*	36.45*

—(e)	75.58	7.51*	38,948	0.05*	1.32*	33.81*
—	73.90	11.35*	37,340	0.07*	0.81*	34.59*

—(e)	73.67	7.04*	56,850	0.05*	1.32*	37.90*
—(e)	72.50	10.72*	60,668	0.07*	0.90*	25.48*

—	71.45	5.87*	70,172	0.05*	1.37*	32.56*
—	70.54	9.60*	66,682	0.07*	1.01*	30.16*

—	66.39	4.66*	60,860	0.05*	1.37*	35.21*
—	67.48	8.10*	84,103	0.07*	1.18*	26.37*

—	61.54	3.01*	41,727	0.05*	1.54*	37.94*
—	62.35	5.76*	44,492	0.07*	1.42*	33.53*

—	57.08	2.16*	15,040	0.05*	1.58*	34.68*
—	57.65	4.34*	21,788	0.07*	1.56*	41.89*

Notes to Financial Highlights

* Not annualized.

** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2006 reflect a reduction of the following based on each funds’ average net assets.

	1/31/06	7/31/05
Putnam RetirementReady 2050 Fund	4.24%	12.75%
Putnam RetirementReady 2045 Fund	0.12%	0.57%
Putnam RetirementReady 2040 Fund	0.09%	0.40%
Putnam RetirementReady 2035 Fund	0.04%	0.20%
Putnam RetirementReady 2030 Fund	0.02%	0.13%
Putnam RetirementReady 2025 Fund	0.01%	0.08%
Putnam RetirementReady 2020 Fund	0.01%	0.07%
Putnam RetirementReady 2015 Fund	0.01%	0.06%
Putnam RetirementReady 2010 Fund	0.02%	0.09%
Putnam RetirementReady Maturity Fund	0.06%	0.28%

(e) Amount represents less than $0.01 per share.

(1) For the period August 1, 2005 to December 19, 2005. All Class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

(2) For the period December 22, 2005 to January 31, 2006.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/06 (Unaudited)

Note 1: Significant accounting policies

Each of Putnam RetirementReady Funds: Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the “funds”) is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). Each fund is a diversified open-ended investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund except the Maturity Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (“Putnam Management”) believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The tenth fund is named Putnam RetirementReady Maturity Fund. As the other funds reach their target date, they will merge with the Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Income Fund, Putnam Capital Opportunities Fund, The Putnam Fund for Growth and Income, Putnam Money Market Fund, Putnam International Equity Fund and Putnam Voyager Fund (the “underlying Putnam Funds”), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.25% and 3.25%, respectively, and do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class’ distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at market value. Each underlying fund values investments and assets at their fair value. Each underlying Putnam Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an underlying Putnam Fund’s NAV. In addition, the closing prices for securities in foreign markets or on foreign exchanges that close prior to the close of the New York Stock Exchange may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. As a result, each underlying Putnam Fund has adopted fair value pricing procedures, which, among other things, require the funds, on certain days, to fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

B) Security transactions and related investment income Security transactions, shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”) applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Distributions to shareholders Each fund normally distributes any net investment income and any related capital gains, annually, except the Maturity Fund which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

The federal tax costs as of period end were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	Depreciation	Appreciation	Purposes

RetirementReady
2050 Fund	$ 53,615	$ (8,017)	$ 45,598	$1,552,628
2045 Fund	1,155,403	(73,009)	1,082,394	19,265,946
2040 Fund	1,532,870	(103,231)	1,429,639	25,599,598
2035 Fund	2,747,180	(174,644)	2,572,536	48,273,068
2030 Fund	4,382,265	(256,805)	4,125,460	72,649,885
2025 Fund	6,090,417	(454,817)	5,635,600	108,015,262
2020 Fund	5,757,909	(534,035)	5,223,874	138,476,109
2015 Fund	3,713,114	(549,955)	3,163,159	117,228,162
2010 Fund	1,376,423	(411,368)	965,055	85,211,405
Maturity Fund	409,267	(271,897)	137,370	45,156,922

E) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

F) Organization and offering Expenses incurred by each fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $86,966 (2050 Fund; $76,976), except Maturity Fund which incurred $127,496 plus $12,500 in organization costs.

The organization fees are expensed as occurred and the offering costs will be amortized over a twelve month period on a straight line basis.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

In order to limit each fund’s expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2007, to the extent that each funds’ net expenses (exclusive of brokerage, interest, taxes, extraordinary expenses and fees and expenses of the underlying funds in which each fund invests and payments under the fund’s distribution plan) would not exceed an annual rate of 0.10% of each fund’s average net assets.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the period ended January 31, 2006, Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, respectively:

	Class A	Class M
	Net	Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

RetirementReady
2050 Fund	$34	$—	$—	$315
2045 Fund	45	—	—	—
2040 Fund	128	—	—	—
2035 Fund	1,787	7	—	—
2030 Fund	353	1	—	346
2025 Fund	234	197	—	—
2020 Fund	164	270	105	—
2015 Fund	329	226	220	—
2010 Fund	74	10	—	—
Maturity Fund	92	—	—	—

Total	$3,240	$711	$325	$661

A deferred sales charge of up to 1.00% and 0.65%
is assessed on certain redemptions of class A and
class M shares, respectively. For the period ended
January 31, 2006, Putnam Management acting as
underwriter, received no monies on class A and
class M redemptions, respectively.

Note 3: Purchases and sales of securities During the period ended January 31, 2006, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchases	Sales
Retirement Ready
2050 Fund	$ 1,741,532	$ 647,893
2045 Fund	9,725,336	6,230,552
2040 Fund	13,933,893	9,127,273
2035 Fund	23,098,852	16,062,625
2030 Fund	28,097,112	24,282,014
2025 Fund	41,665,858	41,249,559
2020 Fund	60,625,573	40,380,017
2015 Fund	44,483,823	66,704,690
2010 Fund	33,129,482	31,014,416
Maturity Fund	15,894,938	18,021,365

Note 4: Capital shares

Class A and Class Y shares of all funds (with the exception of 2050 Fund) were formed with an initial in-kind contribution from another Putnam trust. At January 31, 2006, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	20,021	$1,112,266

Shares issued
in connection
with reinvestment
of distributions	477	26,522

	20,498	1,138,788

Shares
repurchased	(3,775)	(210,489)

Net increase	16,723	$ 928,299
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	5,756	$304,997

Shares issued
in connection
with reinvestment
of distributions	—	—

	5,756	304,997

Shares
repurchased	(724)	(39,118)

Net increase	5,032	$ 265,879

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	284	$15,684

Shares issued
in connection
with reinvestment
of distributions	17	919

	301	16,603

Shares
repurchased	(3)	(142)

Net increase	298	$16,461
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	600	$30,564

Shares issued
in connection
with reinvestment
of distributions	—	—

	600	30,564

Shares
repurchased	(20)	(1,085)

Net increase	580	$29,479

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	—	$ —

Shares issued
in connection
with reinvestment
of distributions	2	113

	2	113

Shares
repurchased	(59)	(3,351)

Net decrease	(57)	$(3,238)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	78	$ 3,971

Shares issued
in connection
with reinvestment
of distributions	—	—

	78	3,971

Shares
repurchased	—	—

Net increase	78	$ 3,971

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	—	$—

Shares issued
in connection
with reinvestment
of distributions	2	90

	2	90

Shares
repurchased	—	—

Net increase	2	$90
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	59	$2,997

Shares issued
in connection
with reinvestment
of distributions	—	—

	59	2,997

Shares
repurchased	—	—

Net increase	59	$2,997

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	—	$—

Shares issued
in connection
with reinvestment
of distributions	1	32

	1	32

Shares
repurchased	—	—

Net increase	1	$32
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	20	1,000

Shares issued
in connection
with reinvestment
of distributions	—	—

	20	1,000

Shares
repurchased	—	—

Net increase	20	$1,000

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	9,019	$ 488,147

Shares issued
in connection
with reinvestment
of distributions	74	8,600

	9,093	496,747

Shares
repurchased	(5,703)	(317,181)

Net increase	3,390	$ 179,566
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	2,483	$ 131,152

Shares issued
in connection
with reinvestment
of distributions	—	—

	2,483	131,152

Shares
repurchased	(28)	(1,487)

Net increase	2,455	$ 129,665
RetirementReady 2045 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	79,664	$ 5,730,138

Shares issued
in connection
with reinvestment
of distributions	7,269	516,875

	86,933	6,247,013

Shares
repurchased	(38,709)	(2,753,714)

Net increase	48,224	$ 3,493,299
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	139,349	$ 9,287,225

Shares issued
in connection
with reinvestment
of distributions	386	26,219

	139,735	9,313,444

Shares
repurchased	(24,736)	(1,684,933)

Net increase	114,999	$ 7,628,511

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	377	$ 25,927

Shares issued
in connection
with reinvestment
of distributions	12	821

	389	26,748

Shares
repurchased	(187)	(12,919)

Net increase	202	$ 13,829
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	262	$ 17,051

Shares issued
in connection
with reinvestment
of distributions	—*	8

	262	17,059

Shares
repurchased	(13)	(839)

Net increase	249	$ 16,220

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	1	$ 100

Shares issued
in connection
with reinvestment
of distributions	6	392

	7	492

Shares
repurchased	(16)	(1,178)

Net decrease	(9)	$ (686)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	140	$ 9,149

Shares issued
in connection
with reinvestment
of distributions	—*	8

	140	9,157

Shares
repurchased	—	—

Net increase	140	$ 9,157

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	—	$—

Shares issued
in connection
with reinvestment
of distributions	5	358

	5	358

Shares
repurchased	(16)	(1,171)

Net decrease	(11)	$(813)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	124	$ 8,100

Shares issued
in connection
with reinvestment
of distributions	—*	9

	124	8,109

Shares
repurchased	—	—

Net increase	124	$ 8,109

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	146	$9,866

Shares issued
in connection with
reinvestment
of distributions	—	—

	146	9,866

Shares
repurchased	(147)	(10,564)

Net decrease	(1)	$(698)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	9

	16	1,009

Shares
repurchased	—	—

Net increase	16	$1,009

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	26,356	$2,052,250

Shares issued
in connection
with reinvestment
of distributions	4,706	364,939

	31,062	2,417,189

Shares
repurchased	(28,907)	(2,251,218)

Net increase	2,155	$165,971
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	147,105	$10,617,638

Shares issued
in connection
with reinvestment
of distributions	456	33,627

	147,561	10,651,265

Shares
repurchased	(44,461)	(3,276,807)

Net increase	103,100	$7,374,458
RetirementReady 2040 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	94,400	$6,785,900

Shares issued
in connection
with reinvestment
of distributions	10,838	768,863

	105,238	7,554,763

Shares
repurchased	(47,732)	(3,386,609)

Net increase	57,506	$4,168,154
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	201,751	$13,432,388

Shares issued
in connection
with reinvestment
of distributions	595	40,513

	202,346	13,472,901

Shares
repurchased	(29,638)	(2,028,812)

Net increase	172,708	$11,444,089

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	128	$ 8,915

Shares issued
in connection
with reinvestment
of distributions	31	2,108

	159	11,023

Shares
repurchased	—*	(30)

Net increase	159	$10,993
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	559	$36,439

Shares issued
in connection
with reinvestment
of distributions	—*	7

	559	36,446

Shares
repurchased	(16)	(1,118)

Net increase	543	$35,328

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	—	$—

Shares issued
in connection
with reinvestment
of distributions	1	53

	1	53

Shares
repurchased	—	—

Net increase	1	$53
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	7

	16	1,007

Shares
repurchased	—	—

Net increase	16	$1,007

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	14	$ 1,040

Shares issued
in connection
with reinvestment
of distributions	8	554

	22	1,594

Shares
repurchased	(16)	(1,174)

Net increase	6	$ 420
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	163	$10,514

Shares issued
in connection
with reinvestment
of distributions	1	48

	164	10,562

Shares
repurchased	—	—

Net increase	164	$10,562

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	145	$ 9,866

Shares issued
in connection
with reinvestment
of distributions	—	—

	145	9,866

Shares
repurchased	(146)	(10,555)

Net decrease	(1)	$ (689)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	16	$ 1,000

Shares issued
in connection
with reinvestment
of distributions	—*	8

	16	1,008

Shares
repurchased	—	—

Net increase	16	$ 1,008

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	46,963	$3,626,823

Shares issued
in connection
with reinvestment
of distributions	5,791	446,361

	52,754	4,073,184

Shares
repurchased	(40,711)	(3,160,028)

Net increase	12,043	$913,156
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	178,174	$12,698,509

Shares issued
in connection
with reinvestment
of distributions	608	44,746

	178,782	12,743,255

Shares
repurchased	(61,629)	(4,516,550)

Net increase	117,153	$8,226,705
RetirementReady 2035 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	137,734	$9,677,615

Shares issued
in connection
with reinvestment
of distributions	18,656	1,293,241

	156,390	10,970,856

Shares
repurchased	(76,683)	(5,326,478)

Net increase	79,707	$5,644,378
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	360,622	$23,573,692

Shares issued
in connection
with reinvestment
of distributions	1,059	70,868

	361,681	23,644,560

Shares
repurchased	(55,571)	(3,729,992)

Net increase	306,110	$19,914,568

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,773	$120,268

Shares issued
in connection
with reinvestment
of distributions	127

	1,900	128,717

Shares
repurchased	(232)	(15,815)

Net increase	1,668	$112,902
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,020	$ 65,875

Shares issued
in connection
with reinvestment
of distributions	1

	1,021	65,961

Shares
repurchased	(30)	(1,972)

Net increase	991	$ 63,989

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	—	$—

Shares issued
in connection
with reinvestment
of distributions	1	55

	1	55

Shares
repurchased	—	—

Net increase	1	$55
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	6

	16	1,006

Shares
repurchased	—	—

Net increase	16	$1,006

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	93	$6,374

Shares issued
in connection
with reinvestment
of distributions	18	1,218

	111	7,592

Shares
repurchased	(19)	(1,301)

Net increase	92	$6,291
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	320	$20,500

Shares issued
in connection
with reinvestment
of distributions	—*	21

	320	20,521

Shares
repurchased	(16)	(1,113)

Net increase	304	$19,408

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	541	$36,830

Shares issued
in connection
with reinvestment
of distributions	—*	6

	541	36,836

Shares
repurchased	(536)	(36,459)

Net increase	5	$377
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	17	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	7

	17	1,007

Shares
repurchased	—	—

Net increase	17	$1,007

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	89,533	$6,786,649

Shares issued
in connection
with reinvestment
of distributions	13,824	1,043,003

	103,357	7,829,652

Shares
repurchased	(77,262)	(5,887,866)

Net increase	26,095	$1,941,786
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	392,772	$27,498,593

Shares issued
in connection
with reinvestment
of distributions	1,366	98,944

	394,138	27,597,537

Shares
repurchased	(119,116)	(8,593,017)

Net increase	275,022	$19,004,520
RetirementReady 2030 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	137,297	$9,519,225

Shares issued
in connection
with reinvestment
of distributions	26,897	1,841,348

	164,194	11,360,573

Shares
repurchased	(106,831)	(7,351,680)

Net increase	57,363	$4,008,893
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	586,145	$37,817,855

Shares issued
in connection
with reinvestment
of distributions	1,483	98,122

	587,628	37,915,977

Shares
repurchased	(111,043)	(7,387,036)

Net increase	476,585	$30,528,941

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	807	$ 54,106

Shares issued
in connection
with reinvestment
of distributions	206	13,804

	1,013	67,910

Shares
repurchased	(74)	(4,982)

Net increase	939	$ 62,928
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	3,414	$220,060

Shares issued
in connection
with reinvestment
of distributions	—*	6

	3,414	220,066

Shares
repurchased	(57)	(3,631)

Net increase	3,357	$216,435

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	729	$ 49,215

Shares issued
in connection
with reinvestment
of distributions	31	2,019

	760	51,234

Shares
repurchased	(523)	(35,993)

Net increase	237	$ 15,241
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	332	$ 21,379

Shares issued
in connection
with reinvestment
of distributions	—*	6

	332	21,385

Shares
repurchased	—	—

Net increase	332	$ 21,385

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	116	$7,916

Shares issued
in connection with
reinvestment
of distributions	38	2,534

	154	10,450

Shares
repurchased	(33)	(2,195)

Net increase	121	$8,255
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	656	$42,065

Shares issued
in connection with
reinvestment
of distributions	1	19

	657	42,084

Shares
repurchased	(16)	(1,107)

Net increase	641	$40,977

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	659	$44,156

Shares issued
in connection
with reinvestment
of distributions	35	2,341

	694	46,497

Shares
repurchased	(17)	(1,211)

Net increase	677	$45,286
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	16	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	6

	16	1,006

Shares
repurchased	—	—

Net increase	16	$1,006

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	106,689	$7,912,700

Shares issued
in connection
with reinvestment
of distributions	23,565	1,741,944

	130,254	9,654,644

Shares
repurchased	(120,193)	(8,976,697)

Net increase	10,061	$677,947
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	660,572	$45,720,136

Shares issued
in connection
with reinvestment
of distributions	1,970	140,095

	662,542	45,860,231

Shares
repurchased	(157,294)	(11,151,475)

Net increase	505,248	$34,708,756
RetirementReady 2025 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	189,977	$13,857,665

Shares issued
in connection
with reinvestment
of distributions	36,976	2,661,545

	226,953	16,519,210

Shares
repurchased	(135,819)	(9,813,320)

Net increase	91,134	$6,705,890
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	749,266	$50,939,822

Shares issued
in connection with
reinvestment
of distributions	2,245	156,581

	751,511	51,096,403

Shares
repurchased	(79,886)	(5,588,087)

Net increase	671,625	$45,508,316

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	3,652	$255,730

Shares issued
in connection
with reinvestment
of distributions	223	15,546

	3,875	271,276

Shares
repurchased	(1,077)	(75,418)

Net increase	2,798	$195,858
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	3,335	$224,324

Shares issued
in connection
with reinvestment
of distributions	1	79

	3,336	224,403

Shares
repurchased	(315)	(21,538)

Net increase	3,021	$202,865

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	878	$ 61,373

Shares issued
in connection
with reinvestment
of distributions	34	2,389

	912	63,762

Shares
repurchased	(120)	(8,542)

Net increase	792	$ 55,220
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	805	$ 53,851

Shares issued
in connection
with reinvestment
of distributions	—*	5

	805	53,856

Shares
repurchased	(162)	(10,883)

Net increase	643	$ 42,973

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,431	$ 99,940

Shares issued
in connection
with reinvestment
of distributions	134	9,360

	1,565	109,300

Shares
repurchased	(1,115)	(78,895)

Net increase	450	$ 30,405
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	2,595	$174,769

Shares issued
in connection
with reinvestment
of distributions	3	210

	2,598	174,979

Shares
repurchased	(136)	(9,205)

Net increase	2,462	$165,774

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	18	$1,293

Shares issued
in connection
with reinvestment
of distributions	2	107

	20	1400

Shares
repurchased	—*	(15)

Net increase	20	$1,385
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	17	$1,100

Shares issued
in connection
with reinvestment
of distributions	—*	6

	17	1,106

Shares
repurchased	—	—

Net increase	17	$1,106

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	162,337	$ 11,757,712

Shares issued
in connection
with reinvestment
of distributions	37,104	2,677,422

	199,441	14,435,134

Shares
repurchased	(264,562)	(19,350,874)

Net decrease	(65,121)	$ (4,915,740)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,066,126	$ 72,184,005

Shares issued
in connection
with reinvestment
of distributions	3,473	242,685

	1,069,599	72,426,690

Shares
repurchased	(232,832)	(16,221,045)

Net increase	836,767	$ 56,205,645
RetirementReady 2020 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	392,935	$ 26,108,799

Shares issued
in connection
with reinvestment
of distributions	40,617	2,667,365

	433,552	28,776,164

Shares
repurchased	(150,778)	(9,948,336)

Net increase	282,774	$ 18,827,828
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	966,386	$ 60,449,034

Shares issued
in connection
with reinvestment
of distributions	2,435	155,610

	968,821	60,604,644

Shares
repurchased	(163,745)	(10,502,397)

Net increase	805,076	$ 50,102,247

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,659	$108,988

Shares issued
in connection
with reinvestment
of distributions	212	13,699

	1,871	122,687

Shares
repurchased	(569)	(36,973)

Net increase	1,302	$ 85,714
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	3,870	$241,046

Shares issued
in connection
with reinvestment
of distributions	1	90

	3,871	241,136

Shares
repurchased	(165)	(10,331)

Net increase	3,706	$230,805

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	756	$49,118

Shares issued
in connection
with reinvestment
of distributions	46	2,957

	802	52,075

Shares
repurchased	(182)	(12,000)

Net increase	620	$40,075
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,047	$65,321

Shares issued
in connection
with reinvestment
of distributions	—*	14

	1,047	65,335

Shares
repurchased	(112)	(7,088)

Net increase	935	$58,247

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	2,081	$136,227

Shares issued
in connection
with reinvestment
of distributions	251	16,199

	2,332	152,426

Shares
repurchased	(759)	(49,720)

Net increase	1,573	$102,706
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	4,399	$275,169

Shares issued
in connection
with reinvestment
of distributions	2	151

	4,401	275,320

Shares
repurchased	(163)	(10,340)

Net increase	4,238	$264,980

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	853	$56,823

Shares issued
in connection
with reinvestment
of distributions	37	2,404

	890	59,227

Shares
repurchased	—	—

Net increase	890	$59,227
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	17	$ 1,000

Shares issued
in connection
with reinvestment
of distributions	—*	5

	17	1,005

Shares
repurchased	—	—

Net increase	17	$ 1,005

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	233,246	$ 16,412,449

Shares issued
in connection
with reinvestment
of distributions	38,855	2,730,709

	272,101	19,143,158

Shares
repurchased	(235,213)	(16,647,713)

Net increase	36,888	$ 2,495,445
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,201,457	$ 79,676,616

Shares issued
in connection
with reinvestment
of distributions	3,409	232,313

	1,204,866	79,908,929

Shares
repurchased	(259,586)	(17,614,284)

Net increase	945,280	$ 62,294,645
RetirementReady 2015 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	195,099	$ 13,073,793

Shares issued
in connection
with reinvestment
of distributions	51,641	3,377,298

	246,740	16,451,091

Shares
repurchased	(196,787)	(13,113,328)

Net increase	49,953	$ 3,337,763
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	967,008	$ 61,873,192

Shares issued
in connection
with reinvestment
of distributions	2,324	151,730

	969,332	62,024,922

Shares
repurchased	(130,178)	(8,533,217)

Net increase	839,154	$ 53,491,705

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,928	$126,482

Shares issued
in connection
with reinvestment
of distributions	168	10,782

	2,096	137,264

Shares
repurchased	(355)	(23,281)

Net increase	1,741	$113,983
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	2,544	$165,518

Shares issued
in connection
with reinvestment
of distributions	—*	23

	2,544	165,541

Shares
repurchased	(52)	(3,423)

Net increase	2,492	$162,118

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	638	$42,005

Shares issued
in connection
with reinvestment
of distributions	113	7,235

	751	49,240

Shares
repurchased	(95)	(6,321)

Net increase	656	$42,919
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,432	$91,452

Shares issued
in connection
with reinvestment
of distributions	—*	46

	1,432	91,498

Shares
repurchased	(71)	(4,656)

Net increase	1,361	$86,842

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,887	$ 126,314

Shares issued
in connection
with reinvestment
of distributions	144	9,311

	2,031	135,625

Shares
repurchased	(1,711)	(113,974)

Net increase	320	$ 21,651
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	2,162	$ 138,387

Shares issued
in connection
with reinvestment
of distributions	—*	71

	2,162	138,458

Shares
repurchased	(16)	(1,075)

Net increase	2,146	$ 137,383

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	443	$29,267

Shares issued
in connection
with reinvestment
of distributions	27	1,758

	470	31,025

Shares
repurchased	(16)	(1,103)

Net increase	454	$29,922
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	16	$ 1,000

Shares issued
in connection
with reinvestment
of distributions	—*	4

	16	1,004

Shares
repurchased	—	—

Net increase	16	$ 1,004

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	188,651	$ 12,481,471

Shares issued
in connection
with reinvestment
of distributions	51,956	3,404,647

	240,607	15,886,118

Shares
repurchased	(570,190)	(38,571,750)

Net decrease	(329,583)	$ (22,685,632)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,580,630	$100,777,637

Shares issued
in connection
with reinvestment
of distributions	4,412	288,518

	1,585,042	101,066,155

Shares
repurchased	(338,707)	(22,049,504)

Net increase	1,246,335	$ 79,016,651
RetirementReady 2010 Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	222,961	$13,219,419

Shares issued
in connection
with reinvestment
of distributions	28,873	1,687,326

	251,834	14,906,745

Shares
repurchased	(160,978)	(9,537,788)

Net increase	90,856	$ 5,368,957
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	792,156	$45,695,501

Shares issued
in connection
with reinvestment
of distributions	1,730	100,806

	793,886	45,796,307

Shares
repurchased	(135,996)	(7,981,501)

Net increase	657,890	$37,814,806

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	524	$ 30,712

Shares issued
in connection
with reinvestment
of distributions	47	2,691

	571	33,403

Shares
repurchased	(633)	(37,319)

Net decrease	(62)	$ (3,916)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	2,377	$135,908

Shares issued
in connection
with reinvestment
of distributions	—*	9

	2,377	135,917

Shares
repurchased	(944)	(53,661)

Net increase	1,433	$ 82,256

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	372	$21,798

Shares issued
in connection
with reinvestment
of distributions	22	1,263

	394	23,061

Shares
repurchased	(59)	(3,451)

Net increase	335	$19,610
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	386	$22,060

Shares issued
in connection
with reinvestment
of distributions	—*	5

	386	22,065

Shares
repurchased	(137)	(7,932)

Net increase	249	$14,133

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,206	$ 70,705

Shares issued
in connection
with reinvestment
of distributions	78	4,486

	1,284	75,191

Shares
repurchased	(159)	(9,271)

Net increase	1,125	$ 65,920
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	1,180	$ 67,786

Shares issued
in connection
with reinvestment
of distributions	—*	3

	1,180	67,789

Shares
repurchased	(252)	(14,775)

Net increase	928	$ 53,014

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	1,555	$90,509

Shares issued
in connection
with reinvestment
of distributions	70	4,019

	1,625	94,528

Shares
repurchased	(18)	(1,099)

Net increase	1,607	$93,429
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	18	$ 1,000

Shares issued
in connection
with reinvestment
of distributions	—*	3

	18	1,003

Shares
repurchased	—	—

Net increase	18	$ 1,003

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	147,031	$ 9,054,437

Shares issued
in connection
with reinvestment
of distributions	26,556	1,621,241

	173,587	10,675,678

Shares
repurchased	(209,172)	(13,022,782)

Net decrease	(35,585)	$ (2,347,104)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	973,198	$ 58,232,489

Shares issued
in connection
with reinvestment
of distributions	2,210	134,208

	975,408	58,366,697

Shares
repurchased	(261,767)	(15,896,047)

Net increase	713,641	$ 42,470,650
RetirementReady Maturity Fund

CLASS A	Shares	Amount
Six months ended 1/31/06:
Shares sold	161,037	$ 9,223,407

Shares issued
in connection
with reinvestment
of distributions	15,291	869,682

	176,328	10,093,089

Shares
repurchased	(95,073)	(5,428,929)

Net increase	81,255	$ 4,664,160
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	533,275	$30,165,928

Shares issued
in connection
with reinvestment
of distributions	4,211	239,131

	537,486	30,405,059

Shares
repurchased	(90,078)	(5,120,464)

Net increase	447,408	$25,284,595

CLASS B	Shares	Amount
Six months ended 1/31/06:
Shares sold	2	$ 149

Shares issued
in connection
with reinvestment
of distributions	57	3,261

	59	3,410

Shares
repurchased	—*	(10)

Net increase	59	$ 3,400
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	2,292	$128,404

Shares issued
in connection
with reinvestment
of distributions	14	787

	2,306	129,191

Shares
repurchased	(143)	(8,235)

Net increase	2,163	$120,956

CLASS C	Shares	Amount
Six months ended 1/31/06:
Shares sold	—*	$ —

Shares issued
in connection
with reinvestment
of distributions	—*	28

	—*	28

Shares
repurchased	—	—

Net increase	—	$ 28
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	18	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	8

	18	1,008

Shares
repurchased	—	—

Net increase	18	$1,008

CLASS M	Shares	Amount
Six months ended 1/31/06:
Shares sold	18	$ 1,001

Shares issued
in connection
with reinvestment
of distributions	2	83

	20	1,084

Shares
repurchased	(18)	(1,000)

Net increase	2	$ 84
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	53	$ 3,000

Shares issued
in connection
with reinvestment
of distributions	—	17

	53	3,017

Shares
repurchased	(17)	(1,000)

Net increase	36	$ 2,017

CLASS R	Shares	Amount
Six months ended 1/31/06:
Shares sold	—*	$ —

Shares issued
in connection
with reinvestment
of distributions	1	30

	1	30

Shares
repurchased	—	—

Net increase	1	$ 30
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	18	$1,000

Shares issued
in connection
with reinvestment
of distributions	—*	12

	18	1,012

Shares
repurchased	—	—

Net increase	18	$1,012

CLASS Y	Shares	Amount
Six months ended 1/31/06:
Shares sold	61,449	$ 3,515,467

Shares issued
in connection
with reinvestment
of distributions	8,433	482,135

	69,882	3,997,602

Shares
repurchased	(184,364)	(10,582,577)

Net decrease	(114,482)	$ (6,584,975)
For the period 11/1/04 (commencement of operations)
to 7/31/05:
Shares sold	567,075	$ 32,018,267

Shares issued
in connection
with reinvestment
of distributions	6,108	347,085

	573,183	32,365,352

Shares
repurchased	(195,227)	(11,102,917)

Net increase	377,956	$ 21,262,435

* Represents fractional shares issued in connection with reinvestment of distributions.

Note 5: Initial capitalization and offering of shares

The Trust was established as a Massachusetts business trust on June 8, 2004. During the period June 8, 2004, to September 14, 2004, the Trust had no operations other than those related to organizational matters, including the initial capital contribution of $100,000 and the issuance of 1,786 Putnam RetirementReady Maturity Fund class B shares to Putnam LLC. The Trust commenced investment operations on November 1, 2004.

At January 31, 2006, Putnam LLC owned the following shares of each fund:

		Percentage of	Value at
	Shares owned	shares outstanding	January 31, 2006

RetirementReady
2050 Fund class C	21	100%	$1,169
2050 Fund class M	21	34%	1,171
2050 Fund class R	21	100%	1,173
2045 Fund class R	15	100%	1,080
2040 Fund class C	17	100%	1,206
2040 Fund class R	15	100%	1,078
2035 Fund class C	17	100%	1,194
2035 Fund class R	15	68%	1,023
2030 Fund class C	17	3%	1,182
2025 Fund class R	17	46%	1,178
2020 Fund class R	17	2%	1,154
Maturity Fund class B	1,847	83%	105,262
Maturity Fund class C	18	100%	1,053
Maturity Fund class M	19	50%	1,056
Maturity Fund class R	19	100%	1,060

Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 271,343	$ 95,853	$ 1,212	$ 241,289

Putnam Fund for Growth and Income	420,338	159,514	1,911	376,009

Putnam International Equity Fund	503,584	179,147	7,561	487,097

Putnam Voyager Fund	415,794	156,590	2,421	376,754

Putnam Income Fund	66,863	26,083	709	57,908

Putnam Money Market Fund	62,523	7,676	521	59,169

Totals	$1,740,445	$624,863	$14,335	$1,598,226

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$1,696,735	$ 863,951	$ 20,338	$ 3,155,698

Putnam Fund for Growth and Income	2,446,503	1,422,851	34,377	4,993,951

Putnam International Equity Fund	2,729,741	1,791,993	119,222	6,252,314

Putnam Voyager Fund	2,309,011	1,413,382	41,366	4,968,346

Putnam Income Fund	418,236	238,665	13,887	786,955

Putnam Money Market Fund	125,109	92,371	3,243	191,076

Totals	$9,725,335	$5,823,213	$232,433	$20,348,340

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 2,226,076	$1,353,650	$ 27,319	$ 3,916,251

Putnam Fund for Growth and Income	3,210,367	2,053,606	45,759	6,379,064

Putnam International Equity Fund	3,639,482	2,355,830	151,404	8,037,749

Putnam Voyager Fund	3,105,489	2,109,815	55,594	6,348,698

Putnam Income Fund	1,001,439	438,234	23,996	1,569,329

Putnam Money Market Fund	751,039	179,051	6,422	778,146

Totals	$13,933,892	$8,490,186	$310,494	$27,029,237

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 3,509,710	$ 2,255,083	$ 48,353	$ 6,858,907

Putnam Fund for Growth and Income	5,184,214	3,066,609	85,547	12,026,252

Putnam International Equity Fund	5,291,163	4,037,551	266,677	13,594,352

Putnam Voyager Fund	4,882,949	3,569,656	101,244	11,468,450

Putnam Income Fund	2,976,303	1,241,274	74,852	4,931,715

Putnam Money Market Fund	1,254,514	508,788	25,150	1,965,928

Totals	$23,098,853	$14,678,961	$601,823	$50,845,604

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$4,089,108	$3,246,915	$ 72,941	$ 9,584,951

Putnam Fund for Growth and Income	5,691,798	4,938,250	134,251	16,668,781

Putnam International Equity Fund	5,946,308	5,369,752	398,746	19,790,252

Putnam Voyager Fund	5,375,370	5,133,614	157,619	16,588,759

Putnam Income Fund	5,054,489	2,658,988	178,898	10,425,382

Putnam Money Market Fund	1,940,038	948,979	52,978	3,717,220

Totals	$28,097,111	$22,296,498	$995,433	$76,775,345

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$5,588,329	$4,964,328	$100,217	$ 13,034,107

Putnam Fund for Growth and Income	8,013,069	7,971,055	196,028	23,601,336

Putnam International Equity Fund	8,091,921	8,283,256	546,280	27,009,883

Putnam Voyager Fund	7,551,827	8,236,289	224,440	23,487,158

Putnam Income Fund	7,514,301	5,537,375	331,207	17,673,760

Putnam Money Market Fund	4,906,411	2,453,782	122,357	8,844,618

Totals	$41,665,858	$37,446,085	$1,520,529	$113,650,862

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 7,078,927	$4,701,938	$105,098	$15,043,849

Putnam Fund for Growth and Income	10,990,974	7,347,060	208,623	28,563,157

Putnam International Equity Fund	8,376,199	6,788,527	464,679	23,839,039

Putnam Voyager Fund	10,494,692	7,641,665	245,053	28,424,487

Putnam Income Fund	17,016,361	7,479,956	541,829	33,739,391

Putnam Money Market Fund	6,662,000	3,155,013	200,252	14,090,060

Totals	$60,619,153	$37,114,159	$1,765,534	$143,699,983

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$5,058,751	$ 5,712,051	$ 90,400	$ 12,679,781

Putnam Fund for Growth and Income	6,474,503	10,772,859	190,053	20,443,792

Putnam International Equity Fund	3,496,076	8,247,081	281,119	11,308,668

Putnam Voyager Fund	6,181,282	11,143,352	198,784	20,345,770

Putnam Income Fund	15,017,094	17,807,611	733,862	36,639,374

Putnam Money Market Fund	8,256,116	8,671,984	311,188	18,973,936

Totals	$44,483,822	$62,354,938	$1,805,406	$120,391,321

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$2,520,073	$ 2,670,805	$ 43,870	$ 5,485,134

Putnam Fund for Growth and Income	3,587,284	3,999,573	87,776	10,404,551

Putnam International Equity Fund	950,675	1,777,994	71,035	2,716,489

Putnam Voyager Fund	3,446,346	4,165,331	99,512	10,355,072

Putnam Income Fund	13,833,225	10,663,420	652,687	34,953,995

Putnam Money Market Fund	8,791,878	6,496,380	349,960	22,261,219

Totals	$33,129,481	$29,773,503	$1,304,840	$86,176,460

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$1,043,965	$ 936,606	$ 17,344	$ 2,409,742

Putnam Fund for Growth and Income	1,546,513	1,741,053	38,364	4,573,508

Putnam International Equity Fund	—	—	—	—

Putnam Voyager Fund	1,462,639	1,795,673	42,374	4,552,192

Putnam Income Fund	7,245,776	7,918,903	417,743	20,220,494

Putnam Money Market Fund	4,596,045	5,294,954	238,893	13,538,356

Totals	$15,894,938	$17,687,189	$754,718	$45,294,292

Market values are shown for those securities affiliated at period end.

Note 7: Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the trust is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the trust.

Brokerage commissions (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. The RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.

Fund information

Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager
Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian
Putnam Fiduciary
Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, Chairman
Jameson Adkins Baxter,
Vice Chairman
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers
George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Senior Vice President,
Staff Counsel and
Compliance Liaison

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Judith Cohen
Vice President, Clerk and
Assistant Treasurer

Wanda M. McManus
Vice President, Senior Associate
Treasurer and Assistant Clerk

Nancy E. Florek
Vice President, Assistant Clerk,
Assistant Treasurer
and Proxy Manager

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109
www.putnam.com
1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

Not FDIC Insured	May Lose Value	No Bank Guarantee

SA097 231705 3/06

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Michael T. Healy Michael T. Healy Principal Accounting Officer

Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter Charles E. Porter Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 29, 2006